UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: December 31
                   ------------------------------------------

                    Date of reporting period: March 31, 2006
                     --------------------------------------

Item 1 -- Schedule of Investments.

Standish Mellon Fixed Income Fund

The Fund invests all of its investable assets in The Standish Mellon Fixed Income Portfolio (the "Fixed Income Portfolio"). The Fixed Income Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on June 1, 2006 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon Global Fixed Income Fund

The Fund invests all of its investable assets in The Standish Mellon Global Fixed Income Portfolio (the "Global Fixed Income Portfolio"). The Global Fixed Income Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on June 1, 2006 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon High Yield Bond Fund

The Fund invests all of its investable assets in The Standish Mellon High Yield Bond Portfolio (the "High Yield Bond Portfolio"). The High Yield Bond Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on June 1, 2006 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon Enhanced Yield Fund

The Fund invests all of its investable assets in The Standish Mellon Enhanced Yield Portfolio (the "Enhanced Yield Portfolio"). The Enhanced Yield Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on June 1, 2006 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Emerging Markets Debt Fund

              Schedule of Investments - March 31, 2006 (Unaudited)

Security Description                                        Rate           Maturity      Currency        Par Value         Value
----------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 100.9%
BONDS AND NOTES - 95.2%
Corporate - 8.9%
Consumer Goods - 0.6%
Argentine Beverages Finance 144A                           7.375%          3/22/2012        USD            40,000     $     39,600
                                                                                                                      ------------

Energy - 6.7%
National Power Corp. 144A (a)                               9.024          8/23/2011                       35,000           38,556
Pemex Project Funding Master Trust                          7.375          12/15/2014                      55,000           58,713
Pemex Project Funding Master Trust                          8.625           2/1/2022                      155,000          182,513
Pemex Project Funding Master Trust                          6.625          6/15/2035                       70,000           67,620
Pemex Project Funding Master Trust 144A                     5.750          12/15/2015                      25,000           23,938
Salomon Brothers AF for OAO Siberian Oil Co.               10.750          1/15/2009                       40,000           44,556
Salomon Brothers AF for Tyumen Oil Co.                     11.000          11/6/2007                       30,000           32,202
                                                                                                                       -----------
                                                                                                                           448,098
                                                                                                                       -----------

Utilities - 1.6%
Cent Elet Brasileiras SA 144A                               7.750          11/30/2015                     100,000          104,250
                                                                                                                       -----------
Total Corporate Bonds (Cost $577,550)                                                                                      591,948
                                                                                                                       -----------
                                                                                                               85

Sovereign Bonds - 74.0%
Argentina Bonos (a)                                         1.234           8/3/2012                      115,000           94,185
Banco Nacional de Comercio Exterior SNC 144A                3.875          1/21/2009                      140,000          133,350
Dominican Republic 144A                                     9.500          9/27/2011                       64,052           68,856
Egyptian Credit Link Note                                   9.050           1/3/2010                      120,000          119,099
Egyptian Treasury Bill 144A                                 8.400           2/1/2007                       25,000           25,004
Republic of Argentina                                       8.280          12/31/2033                     105,151          103,311
Republic of Argentina (a) (c )                              1.330          12/31/2038                     160,000           60,560
Republic of Brazil                                         11.000          1/11/2012                      155,000          189,798
Republic of Brazil                                          8.000          1/15/2018                      108,000          116,748
Republic of Brazil                                          8.875          10/14/2019                      75,000           86,738
Republic of Brazil                                          8.750           2/4/2025                      200,000          229,000
Republic of Brazil                                          8.250          1/20/2034                      120,000          132,300
Republic of Colombia                                       10.000          1/23/2012                       55,000           65,038
Republic of Colombia                                        8.125          5/21/2024                       40,000           44,800
Republic of Colombia (a)                                    6.550          11/16/2015                     100,000          104,250
Republic of Costa Rica 144A                                 8.050          1/31/2013                       20,000           21,550
Republic of Ecuador                                         9.000          8/15/2030                      130,000          130,975

Republic of El Salvador                                     8.250          4/10/2032                       60,000           67,800
Republic of El Salvador 144A                                7.650          6/15/2035                       60,000           63,000
Republic of Indonesia 144A (b)                              8.500          10/12/2035                     100,000          111,500
Republic of Panama                                          7.250          3/15/2015                       95,000          100,700
Republic of Panama                                          7.125          1/29/2026                      105,000          107,625
Republic of Peru                                            9.875           2/6/2015                       70,000           82,600
Republic of Peru                                            8.375           5/3/2016                      135,000          146,138
Republic of Philippines                                     8.375          2/15/2011                       65,000           70,441
Republic of Philippines                                     9.375          1/18/2017                      135,000          156,938
Republic of Philippines                                     7.750          1/14/2031                      285,000          286,781
Republic of Serbia (c)                                      3.750          11/1/2024                       50,000           45,000
Republic of Turkey                                          7.250          3/15/2015                       45,000           46,913
Republic of Turkey                                          7.375           2/5/2025                      170,000          176,375
Republic of Turkey                                          6.875          3/17/2036                       30,000           29,025
Republic of Uruguay                                         8.000          11/18/2022                     100,000          104,500
Republic of Venezuela                                      10.750          9/19/2013                       90,000          112,050
Republic of Venezuela                                       8.500          10/8/2014                       60,000           67,200
Republic of Venezuela                                       5.750          2/26/2016                      160,000          148,480
Republic of Venezuela                                       6.000          12/9/2020                       70,000           64,225
Republic of Venezuela (b)                                   7.650          4/21/2025                       80,000           86,400
Republic of Venezuela (b)                                   9.250          9/15/2027                       35,000           44,468
Republic of Venezuela (a) (b)                               5.194          4/20/2011                      110,000          110,275
Nigerian Credit Link Note 144A (d)                          0.000          2/27/2009                      100,000           99,627
Russian Federation                                          5.000          3/31/2030                      580,000          634,375
Russian Ministry of Finance                                 3.000          5/14/2008                       45,000           42,525
United Mexican States (b)                                   8.375          1/14/2011                       90,000           99,720
United Mexican States                                       8.125          12/30/2019                      65,000           76,440
                                                                                                                       -----------
Total Sovereign Bonds (Cost $4,782,786)                                                                                  4,906,683
                                                                                                                       -----------

Yankee Bonds - 7.9%
Braskem Sa 144A                                            12.500          11/5/2008                       45,000           50,963
GPB Eurobond (Gazprombk)                                    6.500          9/23/2015                      100,000           96,330
Innova S de RL                                              9.375          9/19/2013                       45,000           50,400
Kazkommerts International Bank 144A                         8.000          11/3/2015                      100,000          103,100
Naftogaz Ukrainy                                            8.125          9/30/2009                      100,000           98,875
Telefonos de Mexico SA de CV                                4.750          1/27/2010                      130,000          125,469
                                                                                                                       -----------
Total Yankee Bonds (Cost $534,175)                                                                                         525,137
                                                                                                                       -----------

Foreign Denominated - 4.4%
Argentina - 0.8%
Republic Of Argentina                                       2.000           1/3/2016        ARS            90,000           51,326
                                                                                                                       -----------

Brazil - 2.0%
Brazil IPCA                                                 6.000          5/15/2045        BRL           356,000          129,565
                                                                                                                       -----------

Denmark - 0.4%
Bosnia & Herzegovina Government International Bond (d)      0.000          12/11/2017       DEM            60,000           24,153
                                                                                                                       -----------

Mexico - 1.2%
Mexican Fixed Rate Bonds                                    8.000          12/19/2013       MEX           885,000           78,685
                                                                                                                       -----------
Total Foreign Denominated (Cost $301,617)                                                                                  283,729
                                                                                                                       -----------
TOTAL BONDS AND NOTES  (Cost $6,196,128)                                                                                 6,307,497
                                                                                                                       -----------

WARRANTS - 0.7%                                                                                         Shares
---------------                                                                                         ------
Republic of Argentina, 12/15/2035 (e)                                                                     446,923           40,223
United Mexican States Warrant, 10/10/2006  (e)                                                                135            6,480
                                                                                                                       -----------
Total Warrants (Cost $12,773)                                                                                               46,703
                                                                                                                       -----------

INVESTMENT OF CASH COLLATERAL - 5.0%
BlackRock Cash Strategies L.L.C (f) (Cost $331,286)         4.701                                         331,286          331,286
                                                                                                                       -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $6,540,187)                                                                         6,685,486
                                                                                                                       -----------

AFFILIATED INVESTMENTS - 2.7%
Dreyfus Institutional Preferred Plus Money Market Fund
  (f) (g) (Cost $182,233)                                   4.770                                         182,233          182,233

TOTAL INVESTMENTS -103.6 % (COST $6,722,420)                                                                             6,867,719
                                                                                                                       -----------
LIABILITIES IN EXCESS OF OTHER ASSETS  - (3.6%)                                                                           (239,674)
                                                                                                                       -----------
NET ASSETS-100%                                                                                                        $ 6,628,045
                                                                                                                       ===========

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At the period end, the value of these securities amounted to $883,294 or 13.3% of net assets.
AUD-Australian Dollar
BRL-Brazilian Real
CAD-Canadian Dollar
CVT-Convertible
EUR-Euro
GBP-British Pound
JPY-Japanese Yen
MXN-Mexican New Peso
SEK-Swedish Krona
SGD-Singapore Dollar
(a) Variable Rate Security; rate indicated is as of 03/31/2006.
(b) Security, or a portion of thereof, was on loan at 03/31/2006.
(c) Stepup bond rate, rate indicated as of 3/31/2006.
(d) Zero coupon bonds.
(e) Non-income producing.
(f) Stated rate is seven-day yield for the fund at year end.

(g) Affiliated money market fund.

At March 31, 2006 the Fund held the following forward foreign currency exchange contracts:

                                        Local               Contract          Value at         USD Amount     Unrealized
Contracts to Deliver              Principal Amount         Value Date      March 31, 2006      to Receive        Loss
------------------------------------------------------------------------------------------------------------------------
Brazilian Real                         110,000              5/25/2006        $  49,961           $ 48,845      $(1,116)
Euro                                   10,000               6/21/2006           12,174             11,982         (192)
Euro                                   10,000               9/18/2006           12,237             12,186          (51)
Mexican Peso                           873,000              6/21/2006           80,253             79,743         (510)
Turkish Lira                           246,000               4/3/2006          183,122            179,984       (3,138)
                                                                             -------------------------------------------
Total                                                                        $ 337,747           $332,740      $(5,007)
                                                                             ===========================================

                                        Local               Contract          Value at         USD Amount     Unrealized
Contracts to Receive              Principal Amount         Value Date      March 31, 2006      to Deliver     Gain/(Loss)
-------------------------------------------------------------------------------------------------------------------------
Brazilian Real                         460,000              5/25/2006        $208,925           $202,026       $ 6,899
Russian Ruble                          700,000              9/18/2006          24,858             25,180          (322)
Turkish Lira                           246,000               4/3/2006         183,122            179,217         3,905
Turkish Lira                           55,000               6/12/2006          40,336             40,146           190
                                                                             -------------------------------------------
Total                                                                        $457,241           $446,569       $10,672
                                                                             ===========================================

At March 31, 2006, the Fund held the following open swap agreements:

Credit Default Swaps

                                                                                                                       Unrealized
                                                                    Buy/Sell   (Pay)/Receive  Expiration   Notional  Appreciation /
Counterparty            Reference Entity                           Protection    Fixed Rate      Date       Amount   (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns    Ukraine Government, 7.650% due 6/11/2013              Sell         2.84%      12/20/2009   $110,000    $ 4,893
Deutsche Bank   Republic of Brazil, 12.25%, due 3/6/2030              Sell         1.45%      10/20/2008    331,000      5,655
Deutsche Bank   Dow Jones CDX.EM Series 4                             Sell         1.80%      12/20/2010     50,000        (36)
Deutsche Bank   Gazprom, 9.125%, due 4/25/2007                        Sell         1.04%      11/20/2017    325,000      2,692
JP Morgan       Republic of Indonesia, 7.25%, due 4/20/2015           Sell         1.05%      3/20/2009     255,000         (9)
JP Morgan       Republic of the Phillipines, 10.625%, due 3/16/2025   Sell         1.57%      2/20/2010     210,000        409
JP Morgan       Ukraine Government, 7.65%, due 6/11/2013              Sell         1.04%      2/20/2008     125,000       (119)
JP Morgan       Republic of Hungary, 4.75%, due 2/3/2015              Buy         (0.16%)     2/20/2008     125,000        161
JP Morgan       Republic of Korea, 4.25%, due 6/1/2013                Buy         (0.19%)     2/20/2010     210,000         13
                                                                                                                       -------
                                                                                                                       $13,659
                                                                                                                       =======

Cross Currency Rate Swaps

                                           Pay/Receive                      Expiration      Notional          Unrealized
Counterparty     Floating Rate Index      Floating Rate     Fixed Rate         Date          Amount          Depreciation
-------------------------------------------------------------------------------------------------------------------------
JP Morgan        USD-LIBOR-BBA               Receive          9.750%        3/7/2016       $ 222,190        $ (17,188)

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund

              Schedule of Investments - March 31, 2006 (Unaudited)

Security Description                                    Rate        Maturity    Currency      Par Value        Value
----------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 100.6%
BONDS AND NOTES - 95.2%
Corporate - 2.2%
Basic Materials - 0.2%
Georgia-Pacific Corp.                                   8.000       1/15/2024     USD          180,000    $   181,575
                                                                                                          -----------

Communications - 0.5%
Qwest Corp. (a)                                         8.160       6/15/2013                  550,000        605,000
                                                                                                          -----------

Financial - 1.5%
Chevy Chase Bank FSB                                    6.875       12/1/2013                  380,000        389,500
Glencore Funding LLC 144A                               6.000       4/15/2014                  430,000        409,359
Residential Capital Corp. (a)                           6.335       6/29/2007                  245,000        246,823
Residential Capital Corp. (a)                           6.070      11/21/2008                  745,000        753,763
                                                                                                          -----------
                                                                                                            1,799,445
                                                                                                          -----------
Total Corporate Bonds (Cost $2,532,722)                                                                     2,586,020
                                                                                                          -----------

Sovereign Bonds - 4.2%
Argentina Bonos (a)                                     1.234       8/3/2012                   675,000        552,825
Egyptian Treasury Bill 144A                             9.000       7/14/2006                  535,000        566,720
Egyptian Treasury Bill 144A                             8.400       2/1/2007                 2,150,000      2,150,301
Republic of Brazil (a)                                  5.250       4/15/2012                  412,949        412,742
Republic of Panama                                      7.125       1/29/2026                  530,000        543,250
Republic of Turkey                                      11.500      1/23/2012                  625,000        781,250
                                                                                                          -----------
Total Sovereign Bonds (Cost $4,949,341)                                                                     5,007,088
                                                                                                          -----------

Yankee Bonds - 0.2%
Rogers Wireless, Inc. (Cost$ 255,000)                   7.500       3/15/2015                  255,000        273,488
                                                                                                          -----------

Foreign Denominated - 76.8%
Australia - 0.5%
Queensland Treasury Corp.                               6.000       6/14/2011     AUD          740,000        541,265
                                                                                                          -----------

Brazil - 0.5%
Republic of Brazil (b)                                  12.500      1/5/2016      BRL        1,300,000        605,348
                                                                                                          -----------

Canada - 4.6%
Canadian Government Bond                                5.500       6/1/2010      CAD        2,790,000      2,510,642
Canadian Government Bond                                5.000       6/1/2014                 1,300,000      1,169,722
Canadian Pacific Railway Ltd. 144A                      4.900       6/15/2010                2,000,000      1,734,955
                                                                                                          -----------
                                                                                                            5,415,319
                                                                                                          -----------

Euro - 28.3%
ASIF III Jersey, Ltd.                                   5.125       5/10/2007     EUR          500,000        616,722
Autostrade SpA (a)                                      3.142       6/9/2011                   900,000      1,096,145
Belgium Government Bond                                 4.250       9/28/2013                2,240,000      2,806,151
Bombardier, Inc.                                        5.750       2/22/2008                  245,000        301,220
Bundesrepub Deutschland                                 5.250       7/4/2010                   620,000        800,754
Citigroup Inc. (a)                                      2.816       6/3/2011                   675,000        817,814
Deutsche Cap Trust IV (a)                               5.330       9/29/2049                  600,000        762,756
Deutsche Republic                                       4.500       1/4/2013                 1,485,000      1,884,122
Deutsche Republic                                       3.250       7/4/2015                 2,765,000      3,215,435
Deutsche Republic                                       4.750       7/4/2034                 5,750,000      7,838,390
FCE Bank PLC (a)                                        3.141       6/28/2006                2,320,000      2,800,099
General Motors Acceptance Corp.                         4.375       9/26/2006                  440,000        529,354
GMAC International Finance BV (a)                       4.313       8/4/2006                   690,000        832,287
Goldman Sachs Group, Inc. (a)                           2.850       2/4/2013                   405,000        490,164
Hellenic Republic Government Bond                       3.700       7/20/2015                1,845,000      2,180,399
Ineos Group Holdings Plc                                7.875       2/15/2016                  325,000        379,894
Kingdom of Denmark                                      3.125      10/15/2010                1,210,000      1,440,005
Linde Finance BV                                        6.000       7/29/2049                   50,000         61,334
MPS Capital Trust I                                     7.990       2/7/2011                   550,000        770,478
MUFG Capital Finance 2 (a)                              4.850       3/15/2049                  370,000        443,454
Netherlands Government Bond                             4.000       1/15/2037                  575,000        695,185
Owens-Brockway Glass Containers                         6.750       12/1/2014                  520,000        644,048
Resona Bank Ltd. 144A                                   4.125       1/10/2049                  310,000        365,618
Sogerim                                                 7.250       4/20/2011                  385,000        528,707
Sumitomo Mitsui Banking Corp. 144A (a)                  4.375       7/15/2049                  575,000        678,354
Telefonica Europe BV                                    5.125       2/14/2013                  455,000        571,427
                                                                                                          -----------
                                                                                                           33,550,316
                                                                                                          -----------

Japan - 18.8%
Development Bank of Japan (b)                           1.400       6/20/2012     JPY      270,000,000      2,272,578
Development Bank of Japan                               1.600       6/20/2014              500,000,000      4,208,223
Development Bank of Japan                               1.700       9/20/2022              553,000,000      4,460,594
Dexia Municipal Agency                                  0.800       5/21/2012              285,000,000      2,308,842
European Investment Bank                                1.400       6/20/2017              402,700,000      3,256,935
Japan Finance Corp.                                     1.550       2/21/2012              228,000,000      1,951,400
KFW International Finance                               1.750       3/23/2010              450,000,000      3,903,113
                                                                                                          -----------
                                                                                                           22,361,685
                                                                                                          -----------

Mexico - 1.4%
Mexican Fixed Rate Bonds                                8.000      12/19/2013     MXN       18,700,000      1,662,757
                                                                                                          -----------

Poland - 1.9%
Poland Government Bond                                  6.000      11/24/2010     PLN        6,970,000      2,255,975
                                                                                                          -----------

Sweden - 7.3%
Swedish Government (b)                                  8.000       8/15/2007     SEK       13,215,000      1,817,648
Swedish Government                                      5.250       3/15/2011               41,075,000      5,700,288
Swedish Government                                      3.000       7/12/2016                9,225,000      1,117,040
                                                                                                          -----------
                                                                                                            8,634,976
                                                                                                          -----------

Singapore - 3.0%
Singapore Government Bond                               3.500       7/1/2012                 5,880,000      3,661,395
                                                                                                          -----------

United Kingdom - 10.5%
Barclays Bank PLC                                       6.000       9/15/2026     GBP          240,000        419,450
Bat International Finance PLC                           6.375      12/12/2019                  155,000        283,276
British Telecom PLC                                     7.375       12/7/2006                  330,000        581,890
Deutsche Telekom International Finance BV               7.125       9/26/2012                  305,000        581,021
HBOS Capital Funding LP (h)                             6.461      11/30/2048                  155,000        293,981
Inco                                                    15.750      7/15/2006                  796,000      1,411,843
Transco Holdings PLC                                    7.000      12/16/2024                  140,000        296,036
United Kingdom Gilt                                     4.750       6/7/2010                 1,755,000      3,082,460
United Kingdom Gilt                                     5.000       3/7/2012                 1,450,000      2,591,747
United Kingdom Gilt                                     8.000       9/27/2013                1,350,000      2,874,243
                                                                                                          -----------
                                                                                                           12,415,947
                                                                                                          -----------
Total Foreign Denominated (Cost $93,646,430)                                                               91,104,983
                                                                                                          -----------

U.S. Treasury Obligations - 11.8
U.S. Treasury Inflation-Indexed Bond                    0.875       4/15/2010     USD        6,800,059      6,440,934
U.S. Treasury Note (b)                                  3.250       8/15/2008                  550,000        530,750
U.S. Treasury Note                                      4.250       1/15/2011                4,700,000      4,583,417
U.S. Treasury Note (b)                                  4.750       5/15/2014                  850,000        842,563
U.S. Treasury Note (b)                                  4.000       2/15/2015                1,760,000      1,649,378
                                                                                                          -----------
Total U.S. Treasury Obligations (Cost $14,272,739)                                                         14,047,042
                                                                                                          -----------
TOTAL BONDS AND NOTES  (Cost $115,656,232)                                                                113,018,621
                                                                                                          -----------

PURCHASED OPTIONS - 0.0%                                                                  Contract Size
                                                                                          -------------
EUR Put USD Call, Strike Price 1.18, 4/5/2006                                               37,450,000             26
iTRAXX Europe Series 4 Version 1, Strike Price 0.50, 6/20/2006                               5,000,000              1
                                                                                                          -----------
TOTAL PURCHASED OPTIONS (COST $67,971)                                                                             27
                                                                                                          -----------

SHORT TERM INVESTMENTS - 0.1%                            Rate       Maturity                 Par Value
U.S. Government Agency - 0.1%                           ------------------------             ---------
FNMA Discount Note (c ) (d)(Cost $148,702)              4.650       6/7/2006                   150,000        148,714
                                                                                                         ------------

INVESTMENT OF CASH COLLATERAL - 5.3%                                                          Shares
------------------------------------                                                         --------
BlackRock Cash Strategies L.L.C (e) (Cost $6,275,685)   4.701                                6,275,685      6,275,685
                                                                                                         ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $122,148,590)                                                        119,443,047
                                                                                                         ------------

AFFILIATED INVESTMENTS - 2.1%
Dreyfus Institutional Preferred Plus
  Money Market Fund (e) (g) (Cost $2,489,765)           4.770                                2,489,765      2,489,765

TOTAL INVESTMENTS - 102.7% (COST $124,638,355)                                                            121,932,812
                                                                                                         ------------
LIABILITIES IN EXCESS OF OTHER ASSETS  - (2.7%)                                                            (3,242,689)
                                                                                                         ------------
NET ASSETS-100%                                                                                          $118,690,123
                                                                                                         ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At the period end, the value of these securities amounted to $5,905,307 or 4.9% of net assets.
AUD-Australian Dollar
BRL-Brazilian Real
CAD-Canadian Dollar
CVT-Convertible
EUR-Euro
GBP-British Pound
JPY-Japanese Yen
MXN-Mexican New Peso
SEK-Swedish Krona
SGD-Singapore Dollar
(a) Variable Rate Security; rate indicated is as of 03/31/2006.
(b) Security, or a portion of thereof, was on loan at 03/31/2006.
(c) Denotes all or part of security segregated as collateral.
(d) Rate noted is yield to maturity.
(e) Stated rate is seven-day yield for the fund at year end.
(g) Affiliated money market fund.
(h) Step up security, rate indicated is as of 3/31/2006.

At March 31, 2006 the Fund held the following futures contracts:

                                                     Expiration        Underlying Face
Contract                               Position         Date           Amount at Value      Unrealized Gain
-----------------------------------------------------------------------------------------------------------
US 10 Year Treasury (44 Contracts)      Short         6/16/2006          $ 4,702,500           $ 21,181
US 5 Year Treasury (46 Contracts)       Short         6/30/2006            4,834,313             30,188
                                                                                               --------
                                                                                               $ 51,369
                                                                                               ========

At March 31, 2006 the Fund held the following forward foreign currency exchange contracts:

                             Local Principal       Contract        Value at            USD Amount       Unrealized
Contracts to Deliver             Amount           Value Date    March 31, 2006         to Receive       Gain/(Loss)
-------------------------------------------------------------------------------------------------------------------
Australian Dollar                 9,510,000       6/21/2006      $  6,796,261        $  6,967,026       $ 170,765
Canadian Dollar                   6,520,000       6/21/2006         5,596,399           5,653,391          56,992
Euro                                380,000       6/20/2006           462,590             454,328          (8,262)
Euro                             29,085,000       6/21/2006        35,408,543          34,832,941        (575,602)
British Pound Sterling            7,180,000       6/21/2006        12,482,645          12,503,323          20,678
Japanese Yen                  2,725,590,000       6/21/2006        23,429,241          23,296,189        (133,052)
Mexican Pesos                    12,460,000       6/21/2006         1,145,414           1,153,436           8,022
Poland Zloty                      7,380,000       6/21/2006         2,285,813           2,246,746         (39,067)
Swedish Krona                    68,730,000       6/21/2006         8,886,236           8,762,860        (123,376)
Singapore Dollar                  7,145,000       6/21/2006         4,437,144           4,401,257         (35,887)
                                                                 --------------------------------------------------
Total                                                            $100,930,286        $100,271,497       $(658,789)
                                                                 ==================================================

                             Local Principal       Contract        Value at          USD Amount       Unrealized
Contracts to Receive             Amount           Value Date    March 31, 2006       to Deliver       Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------
Australian Dollar              8,830,000           6/21/2006     $ 6,310,303         $ 6,335,789       $(25,486)
Brazilian Real                 1,330,000           6/21/2006         600,081             602,491         (2,410)
Euro                           1,710,000           6/21/2006       2,081,779           2,068,898         12,881
                                                                 ------------------------------------------------
Total                                                            $ 8,992,163         $ 9,007,178       $(15,015)
                                                                 ================================================

At March 31, 2006, the Fund held the following open swap agreements:
Credit Default Swaps

                                                                               (Pay)/                                  Unrealized
                                                                Buy/Sell     Receive     Expiration       Notional    Appreciation/
Counterparty             Reference Entity                      Protection   Fixed Rate       Date          Amount    (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns    Alcoa, Inc., 6.000% due 1/15/2012                  Buy      (0.415%)      6/20/2010      328,000 USD   $ (3,564)
Bear Stearns    Alcoa, Inc., 6.500% due 6/01/2011                  Buy       (0.52%)      6/20/2010      727,000 USD    (10,809)
Bear Stearns    Bellsouth Corp., 6.000% due 10/15/2011             Buy       (0.62%)      3/20/2016      710,000 USD     (5,895)
Bear Stearns    Conocophillips, 4.750% due 10/15/2012              Buy       (0.31%)      6/20/2010    1,055,000 USD     (5,628)
Bear Stearns    Nucor Corp., 4.875% due 10/01/2012                 Buy       (0.40%)      6/20/2010      494,000 USD     (3,385)
Bear Stearns    Ukraine Government, 7.650% due 6/11/2013          Sell        2.840%      12/20/2009     840,000 USD     37,365
Deutsche Bank   Republic of Brazil, 12.25%, due 3/6/2030          Sell        1.450%      12/20/2008   1,020,000 USD     17,427
Deutsche Bank   Bellsouth Corp., 6.000% due 10/15/2011             Buy       (0.62%)      3/20/2016      460,000 USD     (3,819)
Deutsche Bank   Telefonica Europe BV, 5.125% due 2/14/2013        Sell        0.540%      3/20/2011    1,420,000 USD      5,363
JPMorgan        British American Tobacco PLC, 4.875%
                   due 2/25/2009                                  Sell        0.425%      12/20/2010     600,000 EUR      1,051
JPMorgan        Daimlerchrysler AG, 7.20% due 9/1/2009            Sell        0.700%      12/20/2010     600,000 EUR      5,022
JPMorgan        Degussa AG, 5.125% due 12/10/2013                  Buy       (1.75%)      12/20/2010   1,000,000 EUR    (47,379)
JPMorgan        France Telecom, 7.25% due 1/28/2013               Sell        0.660%      12/20/2015     475,000 EUR     (5,236)
JPMorgan        Glencore International AG, 5.375%,
                   due 9/30/2011                                  Sell        1.480%      12/20/2010     600,000 EUR     21,845
JPMorgan        ICI Wilmington, 5.625% due 12/1/2013              Sell        0.510%      12/20/2010     600,000 EUR      3,451
JPMorgan        iTraxx Europe HiVol Series 4 Version 1             Buy       (0.70%)      12/20/2010   2,975,000 EUR    (34,410)

JPMorgan        Linde Finance BV, 6.375% due 6/14/2007            Sell        0.410%      6/20/2011    1,900,000 EUR     (1,271)
JPMorgan        Telecom Italia SPA, 6.25% due 2/1/2012            Sell        0.520%      12/20/2010     600,000 EUR      1,632
JPMorgan        Telefonica Europe BV, 5.125% due 2/14/2013        Sell        0.520%      3/20/2011      920,000 USD      2,673
JPMorgan        The BOC Group PLC, 5.875 due 4/29/2009             Buy       (0.24%)      6/20/2011    1,900,000 EUR        721
JPMorgan        Vnu NV, 5.625% due 5/20/2010                       Buy       (1.95%)      3/20/2011      275,000 EUR     (5,598)
JPMorgan        Volkswagen, 4.875% due 5/22/2013                  Sell        0.450%      12/20/2010     600,000 EUR      5,148
                                                                                                                       ---------
                                                                                                                       $(25,296)
                                                                                                                       =========

Interest Rate Swaps

                                                                                                                   Unrealized
                                                   Pay/Receive                       Expiration      Notional     Appreciation/
Counterparty             Floating Rate Index      Floating Rate     Fixed Rate          Date           Amount     (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Bear Stearns             USD - LIBOR -  BBA           Pay             3.907%         11/19/2009      $ 840,000      $ (37,701)
                                                                                                                    ==========

The Fund held the following written option contract at March  31, 2006:

Written Call Options      Strike Price      Expiration Date      Contracts      Premium        Value
----------------------------------------------------------------------------------------------------
EUR Put/USD Call             1.12             4/5/2006           1              $ 18,351        $ -
                                                                                ====================

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II

              Schedule of Investments - March 31, 2006 (Unaudited)

Security Description                                        Rate       Maturity     Currency        Par Value            Value
---------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 97.4%
BONDS AND NOTES - 93.0%
Corporate - 1.7%
Basic Materials - 0.2%
Georgia-Pacific Corp.                                      8.000%      1/15/2024      USD              70,000        $    70,613
                                                                                                                     -----------

Communications - 0.3%
Qwest Corp. (a)                                             8.160      6/15/2013                      125,000            137,500
                                                                                                                     -----------

Financial - 1.2%
Chevy Chase Bank FSB                                        6.875      12/1/2013                       45,000             46,125
Glencore Funding LLC 144A                                   6.000      4/15/2014                      105,000             99,960
Residential Capital Corp.                                   6.375      6/30/2010                       45,000             45,334
Residential Capital Corp. (b)                               6.875      6/30/2015                       80,000             83,401
Residential Capital Corp. (a)                               6.335      6/29/2007                       55,000             55,409
Residential Capital Corp. (a)                               6.070     11/21/2008                      155,000            156,823
                                                                                                                     -----------
                                                                                                                         487,052
                                                                                                                     -----------
Total Corporate Bonds (Cost $678,198)                                                                                    695,165
                                                                                                                     -----------

Sovereign Bonds - 3.6%
Argentina Bonos (a)                                         1.234      8/3/2012                       250,000            204,750
Egyptian Treasury Bill 144A                                 9.000      7/14/2006                      115,000            121,818
Egyptian Treasury Bill 144A                                 8.400      2/1/2007                       500,000            500,070
Republic of Brazil                                          8.000      1/15/2018                      115,000            124,315
Republic of Brazil (a)                                      5.250      4/15/2012                       65,001             64,969
Republic of El Salvador                                     7.650      6/15/2035                       65,000             68,088
Republic of Panama                                          7.125      1/29/2026                      110,000            112,750
Republic of Philippines                                     9.375      1/18/2017                      105,000            122,063
Republic of Turkey                                         11.500      1/23/2012                      150,000            187,500
                                                                                                                     -----------
Total Sovereign Bonds (Cost $1,475,694)                                                                                1,506,323
                                                                                                                     -----------

Yankee Bonds - 0.3%
Naftogaz Ukrainy                                            8.125      9/30/2009                      100,000             98,875
Rogers Wireless, Inc.                                       7.500      3/15/2015                       25,000             26,813
                                                                                                                     -----------
Total Yankee Bonds (Cost $129,824)                                                                                       125,688
                                                                                                                     -----------

Foreign Denominated - 80.8%
Argentina - 0.3%
Republic of Argentina                                       0.698      9/30/2014      ARS             330,000            111,321
                                                                                                                     -----------

Australia - 0.5%
Queensland Treasury Corp.                                   6.000      6/14/2011      AUD             255,000            186,517
                                                                                                                     -----------

Brazil - 0.6%
Republic of Brazil (b)                                     12.500      1/5/2016       BRL             545,000            253,781
                                                                                                                     -----------

Canada - 2.8%
Canadian Government Bond                                    5.000      6/1/2014       CAD           1,230,000          1,106,737
Canadian Pacific Railway Ltd. 144A                          4.900      6/15/2010                       95,000             82,410
                                                                                                                     -----------
                                                                                                                       1,189,147
                                                                                                                     -----------

Euro - 33.5%
ASIF III Jersey, Ltd.                                       5.125      5/10/2007      EUR             180,000            222,020
Autostrade SpA (a)                                          3.142      6/9/2011                       200,000            243,588
Belgium Government Bond                                     4.250      9/28/2013                    1,830,000          2,292,525
Bombardier, Inc.                                            5.750      2/22/2008                      100,000            122,947
Bundesrepub Deutschland                                     5.250      7/4/2010                       600,000            774,923
Citigroup Inc. (a)                                          2.816      6/3/2011                       110,000            133,273
Deutsche Cap Trust IV (a)                                   5.330      9/29/2049                       85,000            108,057
Deutsche Republic                                           4.500      1/4/2013                     1,005,000          1,275,113
Deutsche Republic                                           3.250      7/4/2015                       540,000            627,969
Deutsche Republic                                           4.750      7/4/2034                     1,550,000          2,112,957
FCE Bank PLC (a)                                            3.141      6/28/2006                      770,000            929,343
GE Capital European Funding (a)                             2.688      5/4/2011                       110,000            133,181
General Motors Acceptance Corp.                             4.375      9/26/2006                       60,000             72,185
GMAC International Finance BV (a)                           4.313      8/4/2006                       275,000            331,708
Goldman Sachs Group, Inc. (a)                               2.850      2/4/2013                       150,000            181,542
Hellenic Republic Government Bond                           3.700      7/20/2015                    1,670,000          1,973,586
Ineos Group Holdings Plc                                    7.875      2/15/2016                      125,000            146,113
Kingdom of Denmark                                          3.125     10/15/2010                      760,000            904,466
Linde Finance BV                                            6.000      7/29/2049                       20,000             24,534
MPS Capital Trust I                                         7.990      2/7/2011                        85,000            119,074
MUFG Capital Finance 2 (a)                                  4.850      3/15/2049                      130,000            155,808
Netherlands Government Bond                                 4.000      1/15/2037                      415,000            501,742
Owens-Brockway Glass Containers                             6.750      12/1/2014                       60,000             74,313
Resona Bank Ltd. 144A                                       4.125      1/10/2049                       70,000             82,559
Sogerim                                                     7.250      4/20/2011                      100,000            137,326
Sumitomo Mitsui Banking Corp. 144A (a)                      4.375      7/15/2049                      130,000            153,367
Telefonica Europe BV                                        5.125      2/14/2013                       90,000            113,029
Telenet Communications NV 144A                              9.000     12/15/2013                       37,350             50,332
                                                                                                                     -----------
                                                                                                                      13,997,580
                                                                                                                     -----------

Japan - 19.5%
Development Bank of Japan (b)                               1.400      6/20/2012      JPY          84,000,000            707,024
Development Bank of Japan                                   1.600      6/20/2014                  190,000,000          1,599,125
Development Bank of Japan                                   1.700      9/20/2022                  230,000,000          1,855,220
Dexia Municipal Agency                                      0.800      5/21/2012                   87,000,000            704,804
European Investment Bank                                    1.400      6/20/2017                  130,000,000          1,051,407
Japan Finance Corp.                                         1.550      2/21/2012                  132,000,000          1,129,758
KFW International Finance                                   1.750      3/23/2010                  125,000,000          1,084,198
                                                                                                                     -----------
                                                                                                                       8,131,536
                                                                                                                     -----------

Mexico - 1.6%
Mexican Fixed Rate Bonds                                    8.000     12/19/2013      MXN           7,465,000            663,769
                                                                                                                     -----------

Poland - 2.0%
Poland Government Bond                                      6.000     11/24/2010      PLN           2,600,000            841,540
                                                                                                                     -----------

Sweden - 6.5%
Swedish Government                                          5.250      3/15/2011      SEK          19,525,000          2,709,632
                                                                                                                     -----------

United Kingdom - 13.5%
Barclays Bank PLC                                           6.000      9/15/2026      GBP              90,000            157,294
Bat International Finance PLC                               6.375     12/12/2019                       60,000            109,655
British Telecom PLC                                         7.375      12/7/2006                      125,000            220,413
Deutsche Telekom International Finance BV                   7.125      9/26/2012                      115,000            219,073
HBOS Capital Funding LP (h)                                 6.461     11/30/2048                       60,000            113,799
Inco                                                       15.750      7/15/2006                      200,000            354,735
Transco Holdings PLC                                        7.000     12/16/2024                       50,000            105,727
United Kingdom Gilt                                         4.000      3/7/2009                     1,245,000          2,133,997
United Kingdom Gilt                                         4.750      6/7/2010                       925,000          1,624,658
United Kingdom Gilt                                         8.000      9/27/2013                      285,000            606,785
                                                                                                                     -----------
                                                                                                                       5,646,136
                                                                                                                     -----------
Total Foreign Denominated (Cost $35,082,834)                                                                          33,730,959
                                                                                                                     -----------

U.S. Treasury Obligations - 6.6%
U.S. Treasury Bond (b)                                      5.250     11/15/2028      USD             100,000            102,680
U.S. Treasury Note (b)                                      3.250      8/15/2008                      175,000            168,875
U.S. Treasury Note                                          4.250      1/15/2011                    1,350,000          1,316,513
U.S. Treasury Note                                          4.750      5/15/2014                      350,000            346,938
U.S. Treasury Note                                          4.000      2/15/2015                      875,000            820,003
                                                                                                                     -----------
Total U.S. Treasury Obligations (Cost $2,792,484)                                                                      2,755,009
                                                                                                                     -----------
TOTAL BONDS AND NOTES  (Cost $40,159,034)                                                                             38,813,144
                                                                                                                     -----------

PURCHASED OPTIONS - 0.0%                                                                          Contract Size
                                                                                                  -------------
EUR Put USD Call, Strike Price 1.18, 4/5/2006                                                         955,000                  7
iTRAXX Europe Series 4 Version 1, Strike Price 0.50, 6/20/2006                                      1,950,000                  -
                                                                                                                     -----------
TOTAL PURCHASED OPTIONS (COST $18,395)                                                                                         7
                                                                                                                     -----------

SHORT-TERM INVESTMENTS - 1.1%                               Rate        Maturity                     Par Value
                                                            --------------------                     ---------
U.S. Government Agency - 0.1%
FNMA Discount Note  (c)                                     4.650       6/7/2006      USD              50,000             49,571
                                                                                                                    ------------

U.S. Treasury Bill - 1.0%
U.S. Treasury Bill (c ) (d)                                 4.520      7/20/2006                      415,000            409,422
                                                                                                                    ------------
TOTAL SHORT TERM INVESTMENTS (COST $458,835)                                                                             458,993
                                                                                                                    ------------

INVESTMENT OF CASH COLLATERAL - 3.3%
BlackRock Cash Strategies L.L.C (e)
   (Cost $,1,394,085)                                       4.701                                   1,394,085            394,085
                                                                                                                    ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $42,030,349)                                                                     40,666,229
                                                                                                                    ------------

AFFILIATED INVESTMENTS - 1.2%
Dreyfus Institutional Preferred Plus Money Market Fund
   (e) (g) (Cost $493,384)                                  4.770                                     493,384            493,384
                                                                                                                    ------------

TOTAL INVESTMENTS - 98.6%  (COST $42,523,733)                                                                         41,159,613
                                                                                                                    ------------
LIABILITIES IN EXCESS OF OTHER ASSETS  - 1.4%                                                                            606,664
                                                                                                                    ------------
NET ASSETS-100%                                                                                                     $ 41,766,277
                                                                                                                    ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At the period end, the value of these securities amounted to $1,090,516 or 2.6% of net assets.

ARS-Argentina Peso
AUD-Australian Dollar
BRL-Brazilian Real
CAD-Canadian Dollar
EUR-Euro
GBP-British Pound
JPY-Japanese Yen
MXN-Mexican New Peso
SEK-Swedish Krona
SGD-Singapore Dollar
(a) Variable Rate Security; rate indicated is as of 03/31/2006.
(b) Security, or a portion of thereof, was on loan at 03/31/2006.
(c) Rate noted is yield to maturity.
(d) Denotes all or part of security segregated as collateral.
(e) Stated rate is seven-day yield for the fund at year end.
(g) Affiliated money market fund.
(h) Step up security, rate indicated is as of 3/31/2006.

At March 31, 2006 the Portfolio held the following futures contracts:

                                                                           Underlying Face
Contract                                  Position    Expiration Date      Amount at Value       Unrealized Gain
----------------------------------------------------------------------------------------------------------------
U.S. 5 Year Treasury Note (16 Contracts)    Short        6/30/2006           $ 1,681,500           $ 10,432
U.S. 10 Year Treasury Note (9 Contracts)    Short        6/21/2006               967,875              4,321
Euro- Bobl (6 Contracts)                    Short        6/8/2006                664,020              4,288
Euro- Bund (4 Contracts)                    Short        6/14/2006               118,430              5,972
                                                                                                   --------
                                                                                                   $ 25,013
                                                                                                   ========

At March 31, 2006 the Fund held the following forward foreign currency exchange contracts:

                                Local            Contract         Value at        USD Amount       Unrealized
Contracts to Deliver       Principal Amount     Value Date     March 31, 2006     to Receive       Gain/(Loss)
--------------------------------------------------------------------------------------------------------------
Australian Dollar              2,450,000         6/21/2006       $ 1,750,877      $ 1,793,144       $ 42,267
Canadian Dollar                 190,000          6/21/2006           163,085          164,746          1,661
Euro                            650,000          6/21/2006           791,320          779,979        (11,341)
British Pound Sterling         1,390,000         6/21/2006         2,416,557        2,420,560          4,003
Mexican Pesos                  4,490,000         6/21/2006           412,754          415,645          2,891
Poland Zloty                   2,760,000         6/21/2006           854,857          840,247        (14,610)
Swedish Krona                 18,460,000         6/21/2006         2,386,729        2,354,322        (32,407)
Singapore Dollar                120,000          6/21/2006            74,525           73,919           (606)
                                                                 --------------------------------------------
Total                                                            $ 8,850,704      $ 8,842,562       $ (8,142)
                                                                 =============================================

                                Local            Contract         Value at        USD Amount       Unrealized
Contracts to Receive       Principal Amount     Value Date     March 31, 2006     to Deliver       Gain/(Loss)
--------------------------------------------------------------------------------------------------------------
Australian Dollar              2,450,000         6/21/2006       $  1,750,877     $  1,757,657      $ (6,780)
Brazilian Real                  280,000          6/21/2006            126,333          126,840          (507)
Euro                           5,750,000         6/21/2006          6,963,620        6,854,620       109,000
Japanese Yen                  873,980,000        6/21/2006          7,512,753        7,491,058        21,695
                                                                 ---------------------------------------------
Total                                                            $ 16,353,583     $ 16,230,175      $ 123,408
                                                                 =============================================

At March 31, 2006, the Fund held the following open swap agreements:
Credit Default Swaps

                                                                                                                       Unrealized
                                                             Buy/Sell   (Pay)/Receive   Expiration       Notional    Appreciation /
Counterparty            Reference Entity                   Protection    Fixed Rate       Date            Amount     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns    Alcoa, Inc., 6.000% due 1/15/2012               Buy        (0.415%)     6/20/2010       72,000 USD     $   (782)
Bear Stearns    Alcoa, Inc., 6.500% due 6/01/2011               Buy        (0.52%)      6/20/2010      158,000 USD       (2,349)
Bear Stearns    Bellsouth Corp., 6.000% due 10/15/2011          Buy        (0.62%)      3/20/2016      170,000 USD       (1,412)
Bear Stearns    Conocophillips, 4.750% due 10/15/2012           Buy        (0.31%)      6/20/2010      230,000 USD       (1,227)
Bear Stearns    Nucor Corp., 4.875% due 10/01/2012              Buy        (0.40%)      6/20/2010      108,000 USD         (740)
Bear Stearns    Ukraine Government, 7.650% due 6/11/2013       Sell         2.840%      12/20/2009      80,000 USD        3,559
Deutsche Bank   Republic of Brazil, 12.25%, due 3/6/2030       Sell         1.450%      12/20/2008     240,000 USD        4,101
Deutsche Bank   Bellsouth Corp., 6.000% due 10/15/2011          Buy        (0.62%)      3/20/2016      170,000 USD       (2,242)
Deutsche Bank   Telefonica Europe BV, 5.125% due 2/14/2013     Sell         0.540%      3/20/2011      540,000 USD        2,040
JPMorgan        British American Tobacco PLC, 4.875%
                   due 2/25/2009                               Sell         0.425%      12/20/2010     225,000 EUR          394
JPMorgan        Daimlerchrysler AG, 7.20% due 9/1/2009         Sell         0.700%      12/20/2010     225,000 EUR        1,883
JPMorgan        Degussa AG, 5.125% due 12/10/2013               Buy        (1.75%)      12/20/2010     375,000 EUR      (17,767)
JPMorgan        France Telecom, 7.25% due 1/28/2013            Sell         0.660%      12/20/2015     100,000 EUR       (1,102)
JPMorgan        Glencore International AG, 5.375%,
                   due 9/30/2011                               Sell         1.480%      12/20/2010     225,000 EUR        8,192
JPMorgan        ICI Wilmington, 5.625% due 12/1/2013           Sell         0.510%      12/20/2010     225,000 EUR        1,294
JPMorgan        iTraxx Europe HiVol Series 4 Version 1          Buy        (0.70%)      12/20/2010   1,175,000 EUR      (13,591)
JPMorgan        Linde Finance BV, 6.375% due 6/14/2007         Sell         0.410%      6/20/2011      675,000 EUR         (452)
JPMorgan        Telecom Italia SPA, 6.25% due 2/1/2012         Sell         0.520%      12/20/2010     225,000 EUR          612
JPMorgan        Telefonica Europe BV, 5.125% due 2/14/2013     Sell         0.520%      3/20/2011      340,000 USD          988
JPMorgan        The BOC Group PLC, 5.875 due 4/29/2009          Buy        (0.24%)      6/20/2011      675,000 EUR          256
JPMorgan        VNU NV, 5.625% due 5/20/2010                    Buy        (1.95%)      3/20/2011      275,000 EUR       (2,036)
JPMorgan        Volkswagen, 4.875% due 5/22/2013               Sell         0.450%      12/20/2010     225,000 EUR        1,932
                                                                                                                       ---------
                                                                                                                       $(18,449)
                                                                                                                       =========

Interest Rate Swaps

                                                                                                       Unrealized
                                            Pay/Receive      Fixed      Expiration     Notional      Appreciation /
Counterparty      Floating Rate Index      Floating Rate      Rate          Date        Amount       (Depreciation)
-------------------------------------------------------------------------------------------------------------------
Bear Stearns      USD - LIBOR -  BBA            Pay          3.907%     11/19/2009     $ 80,000         $ (3,591)
                                                                                                        ========

The Fund held the following written option contract at March  31, 2006:


Written Call Options     Strike Price       Expiration Date    Contracts     Premium      Value
-----------------------------------------------------------------------------------------------
EUR Put/USD Call             1.12              4/5/2006          1           $ 4,680       $ -
                                                                             ==================

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

              Schedule of Investments - March 31, 2006 (Unauidted)

Security Description                                                  Rate           Maturity       Par Value          Value
-----------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 84.9%
BONDS AND NOTES - 72.9%
Asset Backed - 10.1%
Accredited Mortgage Loan Trust 2005-1 A2A (a)                         4.918%         4/25/2035       $ 3,561          $ 3,562
Accredited Mortgage Loan Trust 2005-2 A2A (a)                         4.918          7/25/2035        11,226           11,225
Accredited Mortgage Loan Trust 2005-3 A2 (a)                          4.918          9/25/2035        34,376           34,381
Accredited Mortgage Loan Trust 2006-1 A1 (a)                          4.881          4/25/2036        30,000           30,000
ACE Securities Corp. 2005-HE1 A2A (a)                                 4.938          2/25/2035         6,843            6,844
Americredit Automobile Receivables Trust 2005-DA A2                   4.750          11/6/2008        25,000           24,955
Ameriquest Mortgage Securities Inc. 2003-8 AF3                        4.370         10/25/2033        28,236           28,124
Bear Stearns Asset Backed Securities, Inc. 2005-HE2 1A1 (a)           4.928          2/25/2035         4,305            4,306
Bear Stearns Asset Backed Securities, Inc. 2005-HE3 1A1 (a)           4.898          3/25/2035        25,615           25,618
Capital One Multi-Asset Execution Trust 2004-C1 C1                    3.400         11/16/2009        58,000           57,088
Capital One Prime Auto Receivables Trust 2004-1 A3                    2.020         11/15/2007         2,150            2,142
Capital One Prime Auto Receivables Trust 2006-1 A1                    4.872          3/15/2007        20,000           19,990
Chase Manhattan Auto Owner Trust 2003-C CTFS                          2.780          6/15/2010        42,319           41,469
Chec Loan Trust 2004-2 A1 (a)                                         4.988          1/25/2025         6,167            6,168
Citibank Credit Card Issuance Trust 2001-C3 C3                        6.650          5/15/2008        70,000           70,101
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF7                      5.249          8/25/2035        55,000           53,006
Countrywide Alternative Loan Trust 2005-J4 2A1B (a)                   4.938          7/25/2035        15,936           15,929
Countrywide Asset-Backed Certificates 2005-2 2A1 (a)                  4.908          8/25/2035         2,777            2,777
Credit-Based Asset Servicing and Securitization 2005-CB7 AF1          5.208         11/25/2035        42,945           42,717
Ford Credit Auto Owner Trust 2005-B B                                 4.640          4/15/2010        35,000           34,392
Fremont Home Loan Trust 2005-1 2A1 (a)                                4.918          6/25/2035           276              276
Green Tree Financial Corp. 1994-7 M1                                  9.250          3/15/2020        21,443           22,327
Home Equity Asset Trust 2005-5 2A1 (a)                                4.928         11/25/2035        30,338           30,342
Honda Auto Receivables Owner Trust 2005-5 A1                          4.221         11/15/2006        31,764           31,737
Hyundai Auto Receivables Trust 2004-A B                               3.460          8/15/2011        62,000           60,204
Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 A2A (a)              4.918          9/25/2035         1,742            1,743
Morgan Stanley ABS Capital I 2005-WMC2 A2A (a)                        4.898          2/25/2035         4,232            4,232
Morgan Stanley Capital I 2006-T21 A2                                  5.090         10/12/2052        25,000           24,642
Morgan Stanley Home Equity Loans 2005-2 A2A (a)                       4.908          5/25/2035        49,152           49,138
Nissan Auto Receivables Owner Trust 2006-A A1                         4.663          2/15/2007        38,740           38,716
Nomura Asset Acceptance Corp. 2005-WF1 2A5                            5.159          3/25/2035        28,000           27,106
Opteum Mortgage Acceptance Corp. 2005-1 A2 (a)                        4.958          2/25/2035        20,872           20,870
Origen Manufactured Housing 2005-A A1                                 4.060          7/15/2013        33,196           32,982
Ownit Mortgage Loan Asset-Backed Certification 2006-1 AF1             5.424         12/25/2036        98,815           98,273
Popular ABS Mortgage Pass - Through Trust 2005-5 AF6 (a)              5.331         11/25/2035        25,000           24,253
Popular ABS Mortgage Pass - Through Trust 2005-D AF1                  5.361          1/25/2036        21,872           21,771
Residential Asset Mortgage Products, Inc. 2003-RS9 MI1                5.800         10/25/2033        25,000           24,722
Residential Asset Mortgage Products, Inc. 2005-RS2 AII1 (a)           4.928          2/25/2035        23,012           23,017
Residential Asset Mortgage Products, Inc. 2005-RS3 AI1 (a)            4.918          3/25/2035        25,475           25,479
Residential Asset Mortgage Products, Inc., 2004-RS8 AI2               3.810          1/25/2026        23,822           23,729
Residential Asset Securities Corp. 2004-KS10 AI1 (a)                  4.988         10/25/2013         2,832            2,832
Residential Asset Securities Corp. 2005-EMX1 AI1 (a)                  4.918          3/25/2035        10,863           10,865
Soundview Home Equity Loan Trust 2005-M M3                            5.825          5/25/2035        40,000           39,447
Specialty Underwriting & Residential Finance 2004-BC4 A2A (a)         4.968         10/25/2035         7,532            7,533
Specialty Underwriting & Residential Finance 2005-BC1 A1A (a)         4.928         12/25/2035         8,754            8,755
Structured Adjustable Rate Mortgage Loan 2005-8XS A1 (a)              4.918          4/25/2035         4,343            4,341
USAA Auto Owner Trust 2004-1 A3                                       2.060          4/15/2008        30,823           30,510
WFS Financial Owner Trust 2004-3 B                                    3.510          2/17/2012        19,913           19,432
WFS Financial Owner Trust 2003-3 A4                                   3.250          5/20/2011        62,000           60,835
WFS Financial Owner Trust 2004-4 C                                    3.210          5/17/2012        31,461           30,738
WFS Financial Owner Trust 2005-2 B                                    4.570         11/19/2012        56,000           55,059
Whole Auto Loan Trust 2003-1 C                                        3.130          3/15/2010        17,276           17,183
                                                                                                                 ------------
Total Asset Backed (Cost $1,403,002)                                                                                1,387,883
                                                                                                                 ------------

Collateralized Mortgage Obligations - 7.8%
GNMA 2003-48 AC                                                       2.712          2/16/2020        47,105           45,009
GNMA 2003-72 A                                                        3.206          4/16/2018        25,302           24,418
GNMA 2003-88 AC                                                       2.914          6/16/2018        26,086           24,908
GNMA 2003-96 B                                                        3.607          8/16/2018        64,685           62,702
GNMA 2004-12A                                                         3.110          1/16/2019        56,417           53,670
GNMA 2004-25 AC                                                       3.377          1/16/2023        58,099           55,523
GNMA 2004-43 A                                                        2.822         12/16/2019        59,597           56,617
GNMA 2004-51 A                                                        4.145          2/16/2018        56,170           54,635
GNMA 2004-57 A                                                        3.022          1/16/2019        31,244           29,801
GNMA 2004-67 A                                                        3.648          9/16/2017        43,463           42,196
GNMA 2004-77 A                                                        3.402          3/16/2020        49,708           47,677
GNMA 2004-97 AB                                                       3.084          4/16/2022        59,000           56,180
GNMA 2005-12 A                                                        4.044          5/16/2021        20,089           19,489
GNMA 2005-14 A                                                        4.130          2/16/2027        63,075           61,202
GNMA 2005-32 B                                                        4.385          8/16/2030        34,000           33,040
GNMA 2005-50 A                                                        4.015         11/16/2026        37,329           36,119
GNMA 2005-52 A                                                        4.287          1/16/2030        18,695           18,173
GNMA 2005-87 A                                                        4.449          3/16/2025        24,760           24,106
GNMA 2006-5 A                                                         4.241          7/16/2029        14,973           14,475
GNMA 2006-6 A                                                         4.045         10/16/2023         4,986            4,828
GNR 2005-29 A                                                         4.016          7/16/2027        26,437           25,503
GNR 2006-3 A                                                          4.212          1/16/2028        24,898           24,067
Nomura Asset Acceptance Corp. 2005-AP2 A5                             4.976          5/25/2035        28,000           26,907
Structured Asset Mortgage Investments, Inc. 1998-2 B                  6.072          4/30/2030         2,074            2,064
Washington Mutual 2003-AR10 A5                                        4.066         10/25/2033        72,000           69,926
Washington Mutual 2004-AR7 A6                                         3.946          7/25/2034        67,000           64,240
Washington Mutual 2004-AR9 A7                                         4.178          8/25/2034        47,000           45,226
Washington Mutual 2005-AR4 A4B                                        4.679          4/25/2035        56,000           54,671
                                                                                                                 ------------
Total Collateralized Mortgage Obligations (Cost $1,112,220)                                                         1,077,372
                                                                                                                 ------------

Corporate - 18.4%
Banking - 2.5%
JPMorgan Chase & Co                                                   5.125          9/15/2014        44,000           42,293
MBNA Corp.                                                            6.125          3/1/2013         15,000           15,498
NB Capital Trust IV                                                   8.250          4/15/2027        45,000           47,813
Regions Financial Corp. (a)                                           4.795          8/8/2008         50,000           50,010
Socgen Real Estate LLC 144A                                           7.640         12/29/2049        30,000           30,854
Suntrust Capital II                                                   7.900          6/15/2027        59,000           62,594
USB Capital IX (a) (b)                                                6.189          4/1/2049         20,000           19,824
Western Financial Bank FSB                                            9.625          5/15/2012        10,000           11,225
Zions Bancorporation                                                  6.000          9/15/2015        36,000           36,433
Zions Bancorporation                                                  2.700          5/1/2006         32,000           31,942
                                                                                                                 ------------
                                                                                                                      348,486
                                                                                                                 ------------

Basic Materials - 1.1%
Cabot Corp. 144A                                                      5.250          9/1/2013         60,000           56,979
ICI Wilmington, Inc.                                                  4.375          12/1/2008         9,000            8,677
ICI Wilmington, Inc.                                                  5.625          12/1/2013        36,000           34,849
Temple-Inland                                                         6.625          1/15/2018        10,000           10,208
Westvaco Corp.                                                        7.950          2/15/2031        19,000           20,450
Weyerhaeuser Co.                                                      7.375          3/15/2032        13,000           13,882
                                                                                                                 ------------
                                                                                                                      145,045
                                                                                                                 ------------

Communications - 1.2%
Comcast Corp. (b)                                                     5.500          3/15/2011        35,000           34,618
New Cingular Wireless Services, Inc.                                  8.750          3/1/2031         12,000           15,199

News America Holdings, Inc.                                           7.700         10/30/2025        20,000           21,588
SBC Communications, Inc.                                              5.625          6/15/2016        23,000           22,378
Sprint Capital Corp.                                                  8.750          3/15/2032        32,000           40,008
Time Warner, Inc.                                                     6.750          4/15/2011        23,000           23,854
Verizon Global Funding Corp.                                          7.750          6/15/2032        11,000           12,193
                                                                                                                 ------------
                                                                                                                      169,838
                                                                                                                 ------------

Consumer Cyclical - 0.3%
DaimlerChrysler NA Holding Corp.                                      8.500          1/18/2031         9,000           10,529
Darden Restaurants                                                    6.000          8/15/2035        20,000           17,860
Heinz (H.J.) Co. 144A                                                 6.428          12/1/2008        10,000           10,177
                                                                                                                 ------------
                                                                                                                       38,566
                                                                                                                 ------------

Consumer Noncyclical - 0.8%
Aramark Services, Inc.                                                7.000          7/15/2006        21,000           21,089
Coors Brewing Co.                                                     6.375          5/15/2012        10,000           10,312
RR Donnelley & Sons Co.                                               4.950          4/1/2014         50,000           45,872
Safeway, Inc.                                                         7.250          2/1/2031         20,000           21,194
Wyeth                                                                 5.500          2/1/2014         16,000           15,787
                                                                                                                 ------------
                                                                                                                      114,254
                                                                                                                 ------------

Energy - 1.0%
Amerada Hess Corp. (b)                                                6.650          8/15/2011        20,000           20,918
Amoco Co.                                                             6.500          8/1/2007         50,000           50,685
Chevron Phillips                                                      7.000          3/15/2011        18,000           18,964
Enbridge Energy Partners                                              6.300         12/15/2034        15,000           14,512
XTO Energy, Inc.                                                      7.500          4/15/2012        29,000           31,661
                                                                                                                 ------------
                                                                                                                      136,740
                                                                                                                 ------------

Financial - 6.4%
Aegon NV                                                              5.750         12/15/2020        10,000            9,823
Archstone-Smith Operating Trust REIT                                  5.000          8/15/2007        16,000           15,913
Archstone-Smith Operating Trust REIT                                  5.250          5/1/2015         11,000           10,573
Arden Realty LP                                                       5.250          3/1/2015         16,000           15,615
Bear Stearns Cos., Inc.                                               4.500         10/28/2010        21,000           20,193
Boston Properties, Inc.                                               6.250          1/15/2013        18,000           18,520
Brandywine Operation Partners (a)                                     5.415          4/1/2009         15,000           14,995
Caterpillar Financial Service Corp.                                   3.100          5/15/2007        35,000           34,205
CBA Capital Trust I 144A                                              5.805          6/30/2015        46,000           45,687
Citigroup, Inc. (b)                                                   4.750         12/15/2010        20,000           19,360
Commercial Net Lease Realtor REIT                                     6.150         12/15/2015        10,000            9,863
Countrywide Home Loans, Inc. (b)                                      4.000          3/22/2011        20,000           18,581
Credit Suisse FB USA, Inc. (b)                                        5.125          8/15/2015        25,000           23,921
Duke Realty LP                                                        3.500          11/1/2007        34,000           33,067
Duke Realty LP                                                        7.750         11/15/2009        14,000           14,964
EOP Operating LP                                                      7.000          7/15/2011        32,000           33,670
Erac USA Finance Co. 144A                                             7.950         12/15/2009        48,000           51,696
ERP Operating LP                                                      4.750          6/15/2009         8,000            7,835
ERP Operating LP                                                      5.125          3/15/2016        20,000           18,972
ERP Operating LP                                                      5.375          8/1/2016          2,000            1,932
Federal Realty Investment Trust                                       5.650          6/1/2016         10,000            9,790
Glencore Funding LLC 144A                                             6.000          4/15/2014        62,000           59,024
Goldman Sachs Group, Inc.                                             4.500          6/15/2010        20,000           19,274
Healthcare Realty Trust, Inc.                                         8.125          5/1/2011         30,000           32,749
HRPT Properties Trust REIT (a)                                        5.517          3/16/2011        20,000           20,007
HSBC Finance Corp.                                                    4.750          4/15/2010        18,000           17,520
International Lease Finance Corp.                                     4.750          1/13/2012        23,000           21,952
Jefferies Group, Inc.                                                 7.500          8/15/2007        43,000           44,019
Jefferies Group, Inc.                                                 5.500          3/15/2016         5,000            4,768
Lehman Brothers Holdings (b)                                          5.500          4/4/2016         10,000            9,804
Mack-Cali Realty LP REIT                                              5.050          4/15/2010        10,000            9,720

Mack-Cali Realty LP REIT                                              5.125          1/15/2015        11,000           10,371
MassMutual Global Funding II 144A                                     3.800          4/15/2009        37,000           35,469
Morgan Stanley                                                        4.750          4/1/2014         39,000           36,387
Prudential Financial, Inc.                                            4.104         11/15/2006        19,000           18,877
Quest Diagnostics, Inc.                                               5.125          11/1/2010        10,000            9,810
Regency Centers LP                                                    5.250          8/1/2015          4,000            3,810
Residential Capital Corp.                                             6.375          6/30/2010        48,000           48,356
Simon Property Group LP                                               4.875          8/15/2010        26,000           25,311
Washington Mutual, Inc.                                               4.625          4/1/2014         30,000           27,430
                                                                                                                 ------------
                                                                                                                      883,833
                                                                                                                 ------------

Industrial - 1.8%
American Standard, Inc.                                               7.625          2/15/2010        20,000           21,110
Centex Corp.                                                          4.750          1/15/2008        35,000           34,510
Compass Bank                                                          5.500          4/1/2020         15,000           14,475
Johnson Controls, Inc.                                                5.250          1/15/2011         5,000            4,917
Mohawk Industries, Inc.                                               5.750          1/15/2011        20,000           19,826
Raytheon Co.                                                          5.500         11/15/2012         8,000            7,961
Republic Services, Inc.                                               6.086          3/15/2035        34,000           33,035
Sealed Air Corp. 144A                                                 5.625          7/15/2013        29,000           28,185
Teva Pharmaceutical Finance LLC                                       6.150          2/1/2036         10,000            9,425
Tyson Foods, Inc.                                                     6.600          4/1/2016         10,000            9,877
Verizon Communications (a)                                            4.879          8/15/2007        15,000           14,998
Waste Management, Inc.                                                6.875          5/15/2009        16,000           16,636
Waste Management, Inc. (b)                                            7.375          8/1/2010          5,000            5,334
Waste Management, Inc.                                                7.000          7/15/2028        11,000           11,776
Wellpoint, Inc.                                                       5.000          1/15/2011        15,000           14,663
                                                                                                                 ------------
                                                                                                                      246,728
                                                                                                                 ------------

Servcies - 1.1%
Harrahs Operating Co., Inc.                                           8.000          2/1/2011         20,000           21,703
May Dept Stores                                                       6.650          7/15/2024        35,000           35,515
Metlife, Inc.                                                         5.000          6/15/2015        58,000           55,201
Nuveen Investments, Inc.                                              5.000          9/15/2010        15,000           14,489
Sovereign Bancorp. 144A                                               4.800          9/1/2010         25,000           24,146
                                                                                                                 ------------
                                                                                                                      151,054
                                                                                                                 ------------

Transporation - 0.4%
Fedex Corp.                                                           2.650          4/1/2007         26,000           25,275
Norfolk Southern Corp.                                                6.750          2/15/2011        12,000           12,664
Ryder System, Inc.                                                    5.000          6/15/2012        16,000           15,146
                                                                                                                 ------------
                                                                                                                       53,085
                                                                                                                 ------------

Utilities - 1.8%
Appalachian Power Co.                                                 5.950          5/15/2033        19,000           17,900
Assurant, Inc.                                                        6.750          2/15/2034        16,000           16,594
Dominion Resources, Inc.                                              7.195          9/15/2014        15,000           16,151
Dominion Resources, Inc. (a)                                          5.265          9/28/2007        30,000           30,026
FirstEnergy Corp. (b)                                                 6.450         11/15/2011        16,000           16,556
Niagara Mohawk Power Corp.                                            7.750          10/1/2008        13,000           13,664
Nisource Finance Corp.                                                5.250          9/15/2017        20,000           18,770
Nisource Finance Corp. (a)                                            5.344         11/23/2009        10,000           10,032
Oneok, Inc.                                                           5.200          6/15/2015        23,000           21,865
Pacific Gas & Electric Co.                                            3.600          3/1/2009         15,000           14,265
Pemex Project Funding Master Trust 144A                               5.750         12/15/2015        15,000           14,363
Pepco Holdings, Inc.                                                  5.500          8/15/2007        28,000           28,003
Public Service Co. of Colorado                                        4.375          10/1/2008        28,000           27,400
                                                                                                                 ------------
                                                                                                                      245,589
                                                                                                                 ------------
Total Corporate (Cost $2,614,323)                                                                                   2,533,218
                                                                                                                 ------------

Municipal Bonds - 0.4%
Sacramento County California Pension Funding (b) (Cost $52,522)
(Cost $52,522)                                                        0.000          7/10/2030        56,000           55,239
                                                                                                                 ------------

Sovereign Bonds - 0.5%
Republic of South Africa                                              9.125          5/19/2009        39,000           42,754
United Mexican States                                                 6.625          3/3/2015         20,000           20,890
                                                                                                                 ------------
Total Sovereign Bonds (Cost $65,452)                                                                                   63,644
                                                                                                                 ------------

Yankee Bonds - 3.3%
Amvescap PLC                                                          5.375          2/27/2013        35,000           33,771
BHP Billiton Finance (b)                                              5.250         12/15/2015        10,000            9,700
British Sky Broadcasting PLC                                          6.875          2/23/2009        28,000           28,978
Deutsche Telekom International Finance BV                             8.250          6/15/2030        30,000           35,887
Falconbridge Ltd.                                                     5.375          6/1/2015          5,000            4,681
Falconbridge Ltd.                                                     6.000         10/15/2015        10,000            9,786
ING Groep NV (a)                                                      5.775         11/30/2049        15,000           14,591
National Westminster Bank PLC                                         7.750         10/16/2007        77,000           79,465
Northern Rock PLC 144A                                                5.600          4/30/2014        90,000           87,708
Potash Corp. of Saskatchewan                                          4.875          3/1/2013         36,000           34,239
Royal KPN NV                                                          8.375          10/1/2030        35,000           38,528
St. George Bank Ltd. 144A                                             5.300         10/15/2015        51,000           49,333
Telecom Italia Capital SA                                             4.875          10/1/2010        25,000           24,072
                                                                                                                 ------------
Total Yankee Bonds (Cost $467,914)                                                                                    450,739
                                                                                                                 ------------

Pass Thru Securities - 28.1%
Agency Pass Thru - 20.5%
FHLMC Gold                                                            4.500          10/1/2009        46,176           45,264
FHLMC Gold                                                            4.500          4/1/2010         49,408           48,306
FHLMC Gold                                                            3.500          9/1/2010          7,272            6,875
FNMA                                                                  4.000          5/1/2010         53,953           51,843
FNMA                                                                  3.530          7/1/2010         37,153           34,582
FNMA                                                                  5.000          10/1/2011        69,015           68,237
FNMA                                                                  4.060          6/1/2013         28,000           25,733
FNMA                                                                  4.500          11/1/2014        30,728           29,638
FNMA                                                                  6.500          12/1/2015         9,622            9,849
FNMA                                                                  6.000          7/1/2017          8,913            9,037
FNMA                                                                  5.500          11/1/2024        92,603           91,220
FNMA                                                                  5.500          12/1/2024        22,914           22,572
FNMA                                                                  5.500          1/1/2025         70,257           69,208
FNMA                                                                  7.500          2/1/2029         13,514           14,115
FNMA                                                                  7.500          9/1/2029          1,028            1,075
FNMA                                                                  7.000          11/1/2031         2,908            3,000
FNMA                                                                  7.000          5/1/2032         22,974           23,666
FNMA                                                                  7.000          6/1/2032         43,286           44,591
FNMA                                                                  5.500          2/1/2033        130,848          128,033
FNMA                                                                  5.500          1/1/2034         43,443           42,490
FNMA (TBA) (d)                                                        4.500          4/1/2021        240,000          229,425
FNMA (TBA) (d)                                                        5.000          4/1/2021        275,000          268,039
FNMA (TBA) (d)                                                        5.000          4/1/2036        770,000          732,944
FNMA (TBA) (d)                                                        5.500          4/1/2021         80,000           79,500
FNMA (TBA) (d)                                                        5.500          4/1/2036        460,000          448,931
FNMA Grantor Trust 2001-T6 B                                          6.088          5/25/2011        76,000           78,559
FNMA Grantor Trust 2002-T11 A                                         4.769          4/25/2012        30,837           30,369
GNMA                                                                  2.946          3/16/2019        67,000           63,460
GNMA                                                                  3.360          8/16/2022        63,076           60,037
GNMA                                                                  8.000          8/15/2025        12,131           12,998
GNMA                                                                  8.000         11/15/2025        15,122           16,202
GNMA                                                                  8.000          5/15/2026         4,409            4,727

GNMA                                                                  8.000         11/15/2026        11,545           12,378
GNMA                                                                  6.500          7/15/2032        13,569           14,071
                                                                                                                 ------------
                                                                                                                    2,820,974
                                                                                                                 ------------

NonAgency Pass Thru - 7.6%
Banc of America Commercial Mortgage, Inc. 2005-2 A2                   4.247          7/10/2043        44,000           43,167
Bear Stearns Commercial Mortgage Securities 2003-T12 A3               4.240          8/13/2039        43,000           40,971
Bear Stearns Commercial Mortgage Securities 2005-T20 A2               5.127         10/12/2042        45,000           44,490
Calwest Industrial Trust 2002-CALW A 144A                             6.127          2/15/2017        82,000           84,850
Chase Commercial Mortgage Securities Corp. 1997-1 D                   7.370          6/19/2029        39,000           39,684
Chase Commercial Mortgage Securities Corp. 1997-1 E                   7.370          6/19/2029        67,000           68,144
Chase Commercial Mortgage Securities Corp. 1997-2 C                   6.600         12/19/2029        75,000           76,278
Citigroup/Deutsche Bank Commercial Mortgage 2005-CD1 A2FX             5.225          7/15/2044        20,000           19,865
Crown Castle Towers LLC, 2005-1A D 144A                               5.612          6/15/2035        45,000           43,777
DLJ Commercial Mortgage Corp. 1998-CF2 A1B                            6.240         11/12/2031        40,000           40,783
DLJ Commercial Mortgage Corp. 1998-CF2 B1                             7.042         11/12/2031       100,000          104,278
JP Morgan Chase Commercial Mortgage Sec. Co. 2005-LDP4 A2             4.790         10/15/2042        30,000           29,237
JP Morgan Chase Commerical Mortgage Security Co. 2005-LDP5 A2         5.198         12/15/2044        20,000           19,828
JP Morgan Chase Commerical Mortgage Security Co. 2006-LDP6 A2         5.379          4/15/2043        10,000            9,969
LB Commercial Conduit Mortgage Trust 1999-C1 B                        6.930          6/15/2031        27,000           28,154
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2                       4.960          7/12/2038        25,000           24,546
Morgan Stanley Capital 1998-HF1 E                                     6.972          3/15/2030        74,000           76,547
Morgan Stanley Capital I 1999-CAM1 A4                                 7.020          3/15/2032        36,000           37,417
Morgan Stanley Dean Witter Capital I 2001-PPM A2                      6.400          2/15/2031        30,279           30,917
Morgan Stanley Dean Witter Capital I 2001-PPM A3                      6.540          2/15/2031        24,450           25,034
Mortgage Capital Funding, Inc. 1997-MC2 C                             6.881         11/20/2027        70,000           71,240
Washington Mutual Asset Securities Corp. 2003-C1A A                   3.830          1/25/2035        89,776           85,810
                                                                                                                 ------------
                                                                                                                    1,044,986
                                                                                                                 ------------
Total Pass Thru Securities (Cost $3,960,222)                                                                        3,865,960
                                                                                                                 ------------

US Treasury Obligations - 4.3%
U.S. Treasury Bond (b)                                                5.250         11/15/2028        74,000           75,983
U.S. Treasury Bond                                                    4.500          2/15/2036       180,000          168,891
U.S. Treasury Note (b)                                                3.625          4/30/2007        15,000           14,805
U.S. Treasury Note (b)                                                4.750          5/15/2014        33,000           32,711
U.S. Treasury Note                                                    4.250          2/15/2016       155,000          150,750
U.S. Treasury Note                                                    4.625          2/29/2008       143,000          142,416
                                                                                                                 ------------
Total U.S. Treasury Obligations (Cost $ 593,817)                                                                      585,556
                                                                                                                 ------------
TOTAL BONDS AND NOTES (Cost $10,269,472)                                                                           10,019,611
                                                                                                                 ------------

PURCHASED OPTIONS-0.0%                                                                           Contract Size
                                                                                                 -------------
June 06, 5 year Futures Put, Strike Price 104.50, 5/26/2006                                                2            1,000
U.S. Treasury Note 4.50% Call, Strike Price 101.070, 9/19/2006                                            35              547
                                                                                                                 ------------
TOTAL PURCHASED OPTIONS (Cost$ 1,547)                                                                                   1,547
                                                                                                                 ------------

SHORT TERM INVESTMENTS- 2.6%
U.S. Government Agency- 0.4%                                                                       Par Value
                                                                                                   ---------
FNMA Discount Note (e)                                                4.640          6/7/2006         50,000           49,571
                                                                                                                 ------------

U.S. Treasury- 2.2%
U.S. Treasury Bill (c) (e)                                            4.370          4/13/2006        70,000           69,898
U.S. Treasury Bill (c) (e) (f)                                        4.420          4/20/2006        75,000           74,839
U.S. Treasury Bill (e)                                                4.590          4/27/2006       155,000          154,487
                                                                                                                 ------------
                                                                                                                      299,224
                                                                                                                 ------------
Total Short Term Investments  (Cost $338,783)                                                                         348,795
                                                                                                                 ------------

INVESTMENT OF CASH COLLATERAL- 9.4%                                                                  Shares
                                                                                                   ---------
BlackRock Cash Strategies L.L.C. (g) (Cost $1,294,167)                4.701                        1,294,167        1,294,167
                                                                                                                 ------------

TOTAL UNAFFILIATED INVESTMENTS (Cost $11,903,969)                                                                  11,664,120
                                                                                                                 ------------

AFFILIATED INVESTMENTS- 6.0%
Dreyfus Institutional Preferred Plus Money Market Fund (g) (h)
   (Cost $821,726)                                                    4.770                          821,726          821,726
                                                                                                                 ------------

Total Investments - 90.9% (Cost $12,725,695)                                                                       12,485,846
                                                                                                                 ------------

Other Assets, Less Liabilites - 9.1%                                                                                1,260,583
                                                                                                                 ------------

NET ASSETS - 100.0%                                                                                              $ 13,746,429
                                                                                                                 ============

144A- Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of these securities amounted to $611,443 or 4.4% of net assets. FHLMC-Federal Home Loan Mortgage Company
FNMA-Federal National Mortgage Association
GNMA-Government National Mortgage Association
REIT-Real Estate Investment Trust
TBA-To Be Announced
(a) Variable Rate Security; rate indicated as of March 31, 2006.
(b) Security, or a portion of thereof, was on loan at March 31, 2006.
(c) Zero coupon security.
(d) Delayed Delivery contract.
(e) Rate noted is yield to Maturity.
(f) Denotes all of part of security pledged as collateral.
(g) Stated yield is the seven day yield for the fund at March 31, 2006.
(h) Affiliated institutional money market fund.


At March 31, 2006 the Fund held the following futures contracts:

                                                                         Underlying
                                                                         Face Amount      Unrealized
Contract                                Position     Expiration Date       at Value       Gain/(Loss)
-----------------------------------------------------------------------------------------------------
US 5 Year Treasury (12 Contracts)         Long          6/30/2006         1,260,625        $ (7,403)
US 10 Year Treasury (1 Contract)          Long          6/21/2006           107,797          (1,408)
US 2 Year Treasury (6 Contracts)         Short          6/30/2006         1,225,438           2,267
                                                                                           ----------
                                                                                           $ (6,544)
                                                                                           ==========

At March 31, 2006, the Fund held the following open swap agreements:
Credit Default Swaps

                                                                                                                       Unrealized
                                                                 Buy/Sell  (Pay)/ Receive   Expiration    Notional    Appreciation/
Counterparty                Reference Entity                    Protection    Fixed Rate        Date        Amount   (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup        Centurytel, Inc., 7.875% due 8/15/2012            Buy       (1.19%)        9/20/2015     $ 65,000         (994)
Bear Sterns      BellSouth Corp., 6.00%, due 10/15/2011            Buy       (0.62%)        3/20/2016       30,000         (249)
Deutsche Bank    Koninklijike KPN N.V., 8.00% due 10/01/2010       Buy       (0.85%)       12/20/2010       50,000          (76)
Deutsche Bank    Telefonica Europe BV, 5.125%, due 2/14/2013      Sell        0.54%         3/20/2011       60,000          227
Duetsche Bank    BellSouth Corp., 6.00%, due 10/15/2011            Buy       (0.62%)        3/20/2016       15,000         (125)
JPMorgan         Koninklijike KPN N.V., 8.00% due 10/01/2010       Buy       (0.86%)       12/20/2010       60,000         (116)
JPMorgan         Telefonica, Europe BV, 5.125% due 2/14/2013      Sell        0.52%         3/20/2011       30,000           87
                                                                                                                        --------
                                                                                                                        $ (1,246)
                                                                                                                        ========

Interest Rate Swaps

                                                                                                           Unrealized
                                                 Pay/Receive     Fixed      Expiration      Notional      Appreciation/
Counterparty        Floating Rate Index         Floating Rate     Rate         Date          Amount       (Depreciation)
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch       USD - LIBOR - BBA                Pay         4.1725%     5/13/2008     $ 200,000         $ (4,206)
Merrill Lynch       USD - LIBOR - BBA              Receive       4.6425%     5/13/2015       200,000           10,007
                                                                                                             --------
                                                                                                             $  5,801
                                                                                                             ========

The Fund held the following written option contracts at March  31, 2006:

Written Put Options                 Strike Price    Expiration Date     Contracts      Premium            Value
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 4.50% Put           97.656          4/17/2006            1          $   464          $ 1,266
U.S. Treasury Note 4.50% Put           96.164          9/19/2006            1              355              506
June 06, 5 year Futures Put            103.50          5/26/2006            1              625              625
                                                                        =======================================
                                                                            3          $ 1,444          $ 2,397

Written Call Options                Strike Price     Expiration Date    Contracts      Premium            Value
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 4.50% Call          101.656         4/17/2006            $ 267            1          $    28
                                                                        =======================================

                   Mellon Institutional Funds Investment Trust
                  Standish Mellon Opportunistic High Yield Fund

              Schedule of Investments - March 31, 2006 (Unaudited)

Security Description                                      Rate       Maturity       Currency    Par Value            Value
----------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 107.3%
BONDS AND NOTES - 95.1%
Collateralized Mortgage Obligations - 0.3%
Global Signal Trust 2006-1 F (Cost $50,000)               7.036      2/15/2036         USD         50,000          $ 49,498

Convertible Corporate Bonds-0.5%
Centerpoint Energy, Inc. 144A CVT                         2.875      1/15/2024                     25,000            25,500
Xcel Energy, Inc. 144A                                    7.500     11/21/2007                     40,000            59,550
                                                                                                              -------------
Total Convertible Corporate Bonds (Cost $65,000)                                                                     85,050
                                                                                                              -------------

Corporate - 83.1%
Banking - 2.5%
Chevy Chase Bank FSB                                      6.875      12/1/2013                    430,000           440,750
                                                                                                              -------------

Basic Industry - 8.5%
Airgas, Inc.                                              6.250      7/15/2014                     25,000            24,625
Arch Western Finance                                      6.750      7/1/2013                      55,000            54,588
Ball Corp.                                                6.875     12/15/2012                     95,000            97,138
Berry Plastics (a)                                       10.750      7/15/2012                     95,000           104,500
Compression Polymers Holdings 144A                       10.500      7/1/2013                      35,000            35,700
Earle M Jorgenson Co.                                     9.750      6/1/2012                     100,000           108,000
Equistar Chemicals LP/ Equistar Funding Corp.            10.125      9/1/2008                      60,000            63,750
Equistar Chemicals LP/Equistar Funding Corp.             10.625      5/1/2011                      15,000            16,238
Freeport-McMoRan Copper & Gold, Inc.                     10.125      2/1/2010                      40,000            43,100
Freeport-McMoRan Copper & Gold, Inc.                      6.875      2/1/2014                      70,000            70,000
Georgia-Pacific Corp.                                     8.000      1/15/2024                     75,000            75,656
Jefferson Smurfit Corp. US (a)                            8.250      10/1/2012                     35,000            34,344
KRATON Polymers LLC/Capital Corp.                         8.125      1/15/2014                     15,000            15,038
Lyondell Chemical Co.                                     9.625      5/1/2007                      50,000            51,625
Nalco Co.                                                 7.750     11/15/2011                    190,000           192,375
Neenah Paper, Inc.                                        7.375     11/15/2014                     10,000             9,400
Peabody Energy Corp.                                      6.875      3/15/2013                    105,000           106,575
Standard Pacific Corp.                                    6.500      8/15/2010                    100,000            95,500
Steel Dynamics, Inc.                                      9.500      3/15/2009                    100,000           104,750
Stone Container Corp. (a)                                 8.375      7/1/2012                      70,000            68,950
Temple-Inland                                             6.625      1/15/2018                     80,000            81,664
Westlake Chemical Corp. (a)                               6.625      1/15/2016                     25,000            24,719
                                                                                                              -------------
                                                                                                                  1,478,235
                                                                                                              -------------

Capital Goods - 8.4%
Alliant Techsystems, Inc.                                 6.750      4/1/2016                      25,000            25,313
Alliant Techsystems, Inc. 144A                            2.750      2/15/2024                     35,000            37,406
CCM Merger, Inc. 144A (a)                                 8.000      8/1/2013                      50,000            49,750
Church & Dwight Co.,Inc.                                  6.000     12/15/2012                    105,000           103,294
Crown Cork & Seal Co, Inc.                                8.000      4/15/2023                    150,000           144,375

Esterline Technologies Corp.                              7.750      6/15/2013                     70,000            71,925
Gibraltar Industries, Inc. 144A                           8.000      12/1/2015                     30,000            30,300
L-3 Communications Corp.                                  7.625      6/15/2012                    150,000           154,875
L-3 Communications Corp.                                  6.375     10/15/2015                     25,000            24,625
L-3 Communications Corp. 144A (a)                         3.000      8/1/2035                      25,000            25,688
Leslie's Poolmart                                         7.750      2/1/2013                      70,000            70,350
Leucadia National Corp.                                   7.000      8/15/2013                     75,000            75,188
Neiman Marcus Group, Inc. 144A                            9.000     10/15/2015                     30,000            31,725
Norcraft Finance Co.                                      9.000      11/1/2011                     40,000            41,600
Owens-Brockway                                            7.750      5/15/2011                    155,000           161,588
Owens-Illinois, Inc.                                      7.500      5/15/2010                    210,000           212,625
Silgan Holdings, Inc.                                     6.750     11/15/2013                    120,000           120,000
Solo Cup Co.                                              8.500      2/15/2014                     50,000            47,000
Texas Industries Inc.                                     7.250      7/15/2013                     40,000            41,200
                                                                                                              -------------
                                                                                                                  1,468,827
                                                                                                              -------------

Consumer Cyclical - 2.4%
CSC Holdings, Inc.                                        8.125      7/15/2009                     70,000            72,363
Domino's, Inc.                                            8.250      7/1/2011                      26,000            26,650
Fisher Scientific International                           6.750      8/15/2014                     65,000            66,056
Keystone Automotive Operation, Inc.                       9.750      11/1/2013                     40,000            35,000
PQ Corp. 144A                                             7.500      2/15/2013                     10,000             9,600
Russell Corp.                                             9.250      5/1/2010                      50,000            51,875
Scotts Co.                                                6.625     11/15/2013                    140,000           140,700
Visteon Corp.                                             8.250      8/1/2010                      15,000            12,375
                                                                                                              -------------
                                                                                                                    414,619
                                                                                                              -------------

Consumer Noncyclical - 6.3%
Alliance One International                               11.000      5/15/2012                     50,000            48,000
Altria Group, Inc.                                        7.000      11/4/2013                     50,000            53,756
Amerigas Partners LP                                      7.250      5/20/2015                     50,000            50,000
Amerigas Partners LP                                      7.125      5/20/2016                     25,000            24,875
Chattem, Inc.                                             7.000      3/1/2014                      60,000            59,925
Del Monte Corp.                                           8.625     12/15/2012                     65,000            68,656
Elizabeth Arden, Inc. (a)                                 7.750      1/15/2014                     40,000            41,000
Goodyear Tire & Rubber Co./The (a)                        9.000      7/1/2015                     115,000           116,725
Hertz Corp. 144A                                          8.875      1/1/2014                      45,000            46,688
Hertz Corp. 144A (a)                                     10.500      1/1/2016                      20,000            21,700
Ingles Markets, Inc.                                      8.875      12/1/2011                     60,000            62,700
Rite Aid Corp.                                           12.500      9/15/2006                    140,000           144,200
Rite Aid Corp.                                            9.500      2/15/2011                     75,000            79,125
Smithfield Foods, Inc.                                    7.000      8/1/2011                      25,000            24,875
Smithfield Foods, Inc.                                    7.750      5/15/2013                     70,000            72,100
Stater Brothers Holdings (a)                              8.125      6/15/2012                     65,000            64,919
Stater Brothers Holdings (b)                              8.410      6/15/2010                    125,000           127,656
                                                                                                              -------------
                                                                                                                  1,106,900
                                                                                                              -------------
Energy - 10.9%
CMS Energy Corp.                                          8.900      7/15/2008                    100,000           106,250
Colorado Interstate Gas 144A                              6.800     11/15/2015                    175,000           178,043
Dynegy Holdings, Inc. 144A                                9.875      7/15/2010                    225,000           247,462
Dynegy Holdings, Inc. 144A                                8.375      5/1/2016                      85,000            84,575

El Paso Natural Gas Co.                                   8.625      1/15/2022                     50,000            56,890
El Paso Natural Gas Co.                                   7.500     11/15/2026                    110,000           114,082
El Paso Production Holding Co.                            7.750      6/1/2013                      45,000            46,631
Frontier Oil Corp.                                        6.625      10/1/2011                     25,000            24,938
Houston Exploration Co.                                   7.000      6/15/2013                     40,000            38,800
Newfield Exploration Corp.                                6.625      9/1/2014                     100,000           100,250
Newfield Exploration Corp.                                7.625      3/1/2011                      60,000            63,825
Pacific Energy Partners/Finance 144A                      6.250      9/15/2015                     30,000            29,250
Pogo Producing Co.                                        6.625      3/15/2015                     50,000            49,250
Premcor Refining Group, Inc.                              9.500      2/1/2013                      40,000            44,333
Southern Natural Gas Co.                                  8.875      3/15/2010                     25,000            26,594
Tennessee Gas Pipeline Co.                                8.375      6/15/2032                    150,000           171,161
Transcontinental Gas Pipe Line Corp.                      8.875      7/15/2012                    200,000           228,000
Williams Cos., Inc.                                       7.875      9/1/2021                     200,000           215,000
Williams Cos., Inc.                                       8.750      3/15/2032                     65,000            76,050
                                                                                                              -------------
                                                                                                                  1,901,384
                                                                                                              -------------

Financial - 5.0%
BCP Crystal Holding Corp.                                 9.625      6/15/2014                    116,000           128,470
E*Trade Financial Corp.                                   7.375      9/15/2013                     20,000            20,400
Ford Motor Credit Co. (b)                                 5.795      9/28/2007                     75,000            71,984
Ford Motor Credit Corp.                                   5.625      10/1/2008                     70,000            64,015
General Motors Acceptance Corp.                           7.750      1/19/2010                    150,000           146,252
General Motors Acceptance Corp.                           6.125      1/22/2008                     65,000            61,810
General Motors Acceptance Corp. (a)                       8.000      11/1/2031                     60,000            56,706
Hanover Insurance Group                                   7.625     10/15/2025                     90,000            90,938
Residential Capital Corp.                                 6.375      6/30/2010                    125,000           125,928
Residential Capital Corp.                                 6.000      2/22/2011                     15,000            14,880
Residential Capital Corp. (a)                             6.875      6/30/2015                     55,000            57,338
Wind Acquisition Finance SA 144A                         10.750      12/1/2015                     25,000            27,000
                                                                                                              -------------
                                                                                                                    865,721
                                                                                                              -------------

Industrial - 3.7%
Cooper Standard Auto                                      8.375     12/15/2014                     35,000            27,300
Crown Americas, Inc. 144A                                 7.625     11/15/2013                    130,000           134,550
Crown Americas, Inc. 144A                                 7.750     11/15/2015                    140,000           145,250
Douglas Dynamics LLC 144A                                 7.750      1/15/2012                    155,000           150,350
Goodman Global Holdings (b)                               7.491      6/15/2012                    100,000           101,750
Terex Corp.                                               7.375      1/15/2014                     75,000            76,875
                                                                                                              -------------
                                                                                                                    636,075
                                                                                                              -------------

Media - 4.3%
Cablevision Systems Corp. (a)                             8.716      4/1/2009                     125,000           131,094
Dex Media West LLC/Dex Media Finance Co.                  8.500      8/15/2010                     85,000            89,888
Echostar DBS Corp.                                        5.750      10/1/2008                     65,000            64,350
Lamar Media Corp.                                         7.250      1/1/2013                      20,000            20,500
Radio One, Inc.                                           8.875      7/1/2011                      75,000            78,750
R.H. Donnelley Corp.                                      8.875      1/15/2016                     20,000            20,800
RH Donnelley Finance Corp. 144A                          10.875     12/15/2012                    135,000           149,681
Salem Communications Corp. (a)                            7.750     12/15/2010                    130,000           133,250
Sinclair Broadcast Group, Inc. (a)                        4.875      7/15/2018                     60,000            52,725
                                                                                                              -------------
                                                                                                                    741,038
                                                                                                              -------------

Real Estate - 0.7%
BF Saul Reit                                              7.500      3/1/2014                     125,000           128,125
                                                                                                              -------------

Services: Cyclical - 8.1%
Chumash Casino & Resort Enterprises 144A                  9.520      7/15/2010                    105,000           111,038
Cinemark                                                  0.000      3/15/2014                     20,000            15,300
Cinemark USA, Inc.                                        9.000      2/1/2013                      75,000            79,688
Corrections Corp Of America                               7.500      5/1/2011                      60,000            61,800
Gaylord Entertainment Co.                                 8.000     11/15/2013                     55,000            57,338
Host Marriott LP                                          7.000      8/15/2012                    100,000           102,125
Isle of Capri Casinos, Inc.                               7.000      3/1/2014                      90,000            88,875
Mohegan Tribal Gaming Authority                           8.000      4/1/2012                     175,000           183,313
Mohegan Tribal Gaming Authority                           7.125      8/15/2014                    145,000           146,088
Penn National Gaming, Inc.                                6.875      12/1/2011                     25,000            25,438
Penn National Gaming, Inc.                                6.750      3/1/2015                      60,000            60,000
Seneca Gaming Corp.                                       7.250      5/1/2012                      25,000            25,250
Speedway Motorsports, Inc.                                6.750      6/1/2013                     205,000           205,000
Station Casinos, Inc.                                     6.000      4/1/2012                     150,000           147,938
True Temper Sports, Inc.                                  8.375      9/15/2011                     65,000            59,475
Turning Stone Casino Resort Enterprise 144A               9.125     12/15/2010                     45,000            46,800
                                                                                                              -------------
                                                                                                                  1,415,466
                                                                                                              -------------

Services: Non-Cyclical - 4.3%
Allied Waste North America                                8.500      12/1/2008                     50,000            52,563
Coventry Health Care, Inc.                                8.125      2/15/2012                     60,000            63,000
Davita, Inc. (a)                                          7.250      3/15/2015                     50,000            50,250
HCA, Inc.                                                 7.875      2/1/2011                     175,000           184,166
Kinetic Concepts, Inc.                                    7.375      5/15/2013                     91,000            93,275
Plastipak Holdings, Inc. 144A                             8.500     12/15/2015                    110,000           112,200
Psychiatric Solutions, Inc.                               7.750      7/15/2015                     25,000            25,438
Service Corp International 144A                           7.500      6/15/2017                     30,000            30,525
Tenet Healthcare Corp. 144A (a)                           9.500      2/1/2015                     100,000           100,250
Williams Scotsman, Inc.                                   8.500      10/1/2015                     30,000            30,638
                                                                                                              -------------
                                                                                                                    742,305
                                                                                                              -------------

Technology & Electronics - 2.7%
Communications & Power Industries, Inc.                   8.000      2/1/2012                      25,000            25,500
Freescale Semiconductor, Inc. (a)                         6.875      7/15/2011                    310,000           316,975
Freescale Semiconductor, Inc.  (a) (b)                    7.350      7/15/2009                    100,000           102,500
Sungard Data Systems Inc. 144A (b)                        9.431      8/15/2013                     20,000            21,100
                                                                                                              -------------
                                                                                                                    466,075
                                                                                                              -------------

Telecommunications - 4.5%
Consolidated Communication Holdings, Inc.                 9.750      4/1/2012                      59,000            62,540
Hawaiian Telcom Communication 144A (b)                    9.948      5/1/2013                      30,000            30,000
Nextel Communications, Inc.                               6.875     10/31/2013                     30,000            30,953
Qwest Communications International                        7.500      2/15/2014                    185,000           190,550
Qwest Corp.                                               7.875      9/1/2011                     240,000           256,200
Qwest Corp.                                               7.200     11/10/2026                    115,000           115,719
Rural Cellular Corp.                                      8.250      3/15/2012                     50,000            52,000
Sierra Pacific Resources                                  8.625      3/15/2014                     50,000            54,271
                                                                                                              -------------
                                                                                                                    792,233
                                                                                                              -------------

Utilities - 10.8%
AES Corp. (a)                                             8.875      2/15/2011                    123,000           132,533
AES Corp.                                                 9.375      9/15/2010                     60,000            65,400
AES Corp. 144A                                            8.750      5/15/2013                    310,000           334,800
DPL, Inc.                                                 6.875      9/1/2011                      50,000            52,140
FPL Energy Wind Funding LLC 144A                          6.876      6/27/2017                     87,100            87,100
Mirant Americas General, Inc.                             8.300      5/1/2011                     100,000           103,500
Mirant North America LLC 144A                             7.375     12/31/2013                    185,000           188,700
MSW Energy Holdings                                       8.500      9/1/2010                      50,000            53,000
MSW Energy Holdings                                       7.375      9/1/2010                      95,000            97,850
Nevada Power Co.                                          6.500      4/15/2012                    300,000           305,773
NorthWestern Corp.                                        5.875      11/1/2014                     35,000            34,474
NRG Energy, Inc.                                          7.250      2/1/2014                      50,000            50,813
Reliant Energy, Inc.                                      9.250      7/15/2010                     55,000            55,069
TECO Energy, Inc.                                         7.500      6/15/2010                     50,000            52,625
TECO Energy, Inc.                                         6.750      5/1/2015                      10,000            10,275
Txu Corp.                                                 5.550     11/15/2014                    205,000           191,756
Whiting Petroleum Corp.                                   7.250      5/1/2013                      75,000            74,813
                                                                                                              -------------
                                                                                                                  1,890,621
                                                                                                              -------------
Total Corporate (Cost $14,274,746)                                                                               14,488,374
                                                                                                              -------------

Municipal Bonds - 1.4%
Erie County NY Tob Asset Securitization Corp.             6.000      6/1/2028                      25,000            24,486
Mashantucket West Pequot 144A                             5.912      9/1/2021                     150,000           143,727
Tobacco Settlement Authority Iowa                         6.500      6/1/2023                      75,000            75,199
                                                                                                              -------------
Total Municipal Bonds (Cost $249,388)                                                                               243,412
                                                                                                              -------------

Yankee Bonds - 7.4%
Angiotech Pharmaceutical 144A                             7.750      4/1/2014                      10,000            10,100
Bombardier, Inc. 144A                                     6.300      5/1/2014                     100,000            91,750
Ineos Group Holdings PLC (a)                              0.000      2/15/2016                    115,000           109,250
Intelsat Sub Holding Co., Ltd.                            9.609      1/15/2012                     85,000            86,381
INVISTA 144A                                              9.250      5/1/2012                     180,000           192,600
Jean Coutu Group, Inc.                                    7.625      8/1/2012                      50,000            48,625
JSG Funding PLC                                           9.625      10/1/2012                     50,000            52,875
Nell AF Sarl 144A (a)                                     8.375      8/15/2015                     75,000            74,438
Norampac, Inc. (a)                                        6.750      6/1/2013                     120,000           114,300
Rogers Wireless Inc.                                      8.000     12/15/2012                     60,000            63,675
Rogers Wireless, Inc.                                     7.250     12/15/2012                     50,000            52,688
Rogers Wireless, Inc.  (b)                                8.035     12/15/2010                     60,000            61,950
Royal Caribbean Cruises Ltd.                              8.750      2/2/2011                     110,000           121,408
Russel Metals, Inc.                                       6.375      3/1/2014                      50,000            49,375
Shinsei Finance Cayman Ltd 144A                           6.418      7/20/2048                    100,000            98,426
Stena AB                                                  7.500      11/1/2013                     70,000            69,125
                                                                                                              -------------
Total Yankee Bonds (Cost $1,298,827)                                                                              1,296,966
                                                                                                              -------------

Foreign Denominated - 2.4%
Euro - 2.4%
Culligan Finance Corp., BV 144A                           8.000      10/1/2014         EUR         35,000            45,469
Fresenius Finance BV                                      5.000      1/31/2013                     10,000            12,022
General Motors Acceptance Corp.                           5.375      6/6/2011                      45,000            49,655
GMAC International Finance BV                             4.375     10/31/2007                     85,000            99,054
Hornbach Baumarkt AG 144A                                 6.125     11/15/2014                     15,000            18,805

NTL Cable PLC                                             8.750      4/15/2014                     35,000            44,939
Remy Cointreau S.A. 144A                                  6.500      7/1/2010                      40,000            51,117
Telenet Communications NV 144A                            9.000     12/15/2013                     74,700           100,650
                                                                                                              -------------
Total Foreign Denominated (Cost $407,747)                                                                           421,711
                                                                                                              -------------
TOTAL BONDS AND NOTES (COST $16,345,708)                                                                         16,585,011
                                                                                                              -------------

CONVERTIBLE PREFERRED STOCKS - 2.4%                                                        Shares
                                                                                          ---------
Fannie Mae 7.00% CVT Pfd                                                                     300                     16,134
Sovereign Capital Trust IV 4.375% CVT Pfd                                                   8,850                   401,569
                                                                                                              -------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $457,500)                                                                  417,703
                                                                                                              -------------

INVESTMENT OF CASH COLLATERAL - 9.8%
BlackRock Cash Strategies L.L.C. (c )(Cost $1,710,470 )   4.701                           1,710,470               1,710,470
                                                                                                              -------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $18,513,678)                                                                18,713,184
                                                                                                              -------------

AFFILIATED INVESTMENTS - 1.1%
Dreyfus Institutional Preferred Plus
   Money Market Fund (c) (d) (Cost $ 200,524)             4.770                            200,524                  200,524
                                                                                                              -------------
Total Investments - 108.4% (Cost $18,714,202)                                                                    18,913,708
                                                                                                              -------------
Liabilities in Excess of Other Assets - (8.4%)                                                                   (1,467,504)
                                                                                                              -------------
NET ASSETS - 100.0%                                                                                            $ 17,446,204
                                                                                                              =============

144A- Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of these securities amounted to $3,409,363 or 19.5% of net assets.
(a) Security, or a portion of thereof, was on loan at March 31, 2006.
(b) Variable Rate Security; rate indicated is as of March 31,2006.
(c ) Stated yield is the seven day yield for the fund at March 31, 2006.
(d) Affiliated institutional money market fund.
CVT-Convertible
EUR-Euro
REIT-Real Estate Investment Trust

At March 31, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                              Local            Contract           Value at          USD Amount     Unrealized
Contracts to Deliver     Principal Amount     Value Date       March 31, 2006       to Receive       (Loss)
-------------------------------------------------------------------------------------------------------------
Euro                          386,000          6/21/2006          $ 469,923          $ 462,432      $ (7,491)
                                                               ==============================================

At March 31, 2006, the Fund held the following open swap agreements:
Credit Default Swaps

                                                                                                                     Unrealized
                                                             Buy/Sell   (Pay)/Receive   Expiration      Notional   Appreciation /
Counterparty              Reference Entity                  Protection    Fixed Rate       Date          Amount     (Deprecation)
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan          Dow Jones CDX.NA.HY.4                        Sell          3.60%      6/20/2010      $203,700       $ 1,483
JPMorgan          Dow Jones CDX.NA.HY.BB.5                      Buy         (2.50%)     12/20/2010      210,000        (5,216)
Merrill Lynch     Dow Jones CDX.NA.IG.4 7-10% Tranche           Buy        (0.305%)     6/20/2010       242,600        (1,554)
Merrill Lynch     Georgia-Pacific Corp., 8.125%, 5/15/2011     Sell          1.60%      6/20/2009       420,000         4,698
Merrill Lynch     Meadwestvaco Corp., 6.850% due 4/1/2012       Buy         (0.77%)     6/20/2009       420,000        (5,001)
Morgan Stanley    Dow Jones CDX.NA.IG.4 7-10% Tranche           Buy         (0.35%)     6/20/2010       385,400        (3,626)
                                                                                                                      --------
                                                                                                                      $(9,216)
                                                                                                                      ========

Item 2 -- Controls and Procedures.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

                                     By: /s/ Steven M. Anderson
                                         ---------------------------------------
                                         Steven M. Anderson
                                         Treasurer

                                         Date: May 31, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                     By: /s/ Steven M. Anderson
                                         ---------------------------------------
                                         Steven M. Anderson
                                         Treasurer

                                         Date:  May 31, 2006


                                     By: /s/ Patrick J. Sheppard
                                         ---------------------------------------
                                         Patrick J. Sheppard
                                         President

                                         Date:  May 31, 2006